IDS
Life Series
Fund, Inc.

2000 SEMIANNUAL REPORT
(icon of) money fade

Offers seven portfolios with separate goals and objectives to provide investment flexibility for Variable Life Insurance Policies.

References to "Fund" throughout the remainder of this semiannual report refer to Equity Portfolio, Equity Income Portfolio, Government Securities Portfolio,
Income Portfolio, International Equity Portfolio, Managed Portfolio and Money Market Portfolio, singularly or collectively as the context requires.
(icon of)ringed planet

CONTENTS
From the President                       2
Equity Portfolio
From the Portfolio Manager               3
The 10 Largest Holdings                  3
Equity Income Portfolio
From the Portfolio Manager               4
The 10 Largest Holdings                  4
Government Securities Portfolio
From the Portfolio Manager               5
Income Portfolio
From the Portfolio Manager               6
The 10 Largest Holdings                  6
International Equity Portfolio
From the Portfolio Managers              7
The 10 Largest Holdings                  7
Managed Portfolio
From the Portfolio Managers              8
The 10 Largest Holdings                  8
Money Market Portfolio
From the Portfolio Manager               9
All Portfolios
Financial Statements                    10
Notes to Financial Statements           16
Investments in Securities               24

(picture of) Richard W. Kling
Richard W. Kling
President

From the President
Diversification and balance continue to be vital elements in a financial strategy. These elements are provided by combining the seven investment options of IDS Life Series Fund, Inc. with life insurance protection.

While you may allocate your policy's value among these Funds, please note that all seven investment options may not be available under all policies. For example, the International Equity Portfolio is available only to purchasers of Flexible Premium Variable Life Insurance (Variable Universal Life and Variable Second-to-Die) policies.

For a review of portfolio performance during the first half of the fiscal year (May through through October 2000), please consult the portfolio managers' letters that begin on the next page.

Sincerely,

Richard W. Kling
President

(picture of) Louis Giglio
Louis Giglio
Portfolio Manager

From the Portfolio Manager
Equity Portfolio
In a highly volatile period for stocks, especially technology-related issues, the Fund fared relatively well, although it did experience a loss of 0.79% during the first half of the fiscal year -- May through October 2000. (This figure does not reflect expenses that apply to the variable subaccounts or the policy.)

The period began with the stock market as a whole, and technology stocks in particular, on shaky ground. What had only recently been the darlings of the market, technology stocks were now being viewed with suspicion as they struggled against higher interest rates and the possibility of less-robust corporate profits in the months ahead. The result was a sharp market decline in May.

But with the remarkable resilience that has been its hallmark for several years, the market mounted a strong summer rebound that lasted through August. By that time, profit concerns were again on the rise and helped send the market into a steady retreat in the fall.

Because of its substantial holdings in technology and telecommunications stocks (well over half the investments at times), Fund performance was heavily influenced by the ups and downs in those areas. As a whole, they generated negative results for the six months. Some of the slack was taken up by health care holdings, which included several biotech and drug stocks that produced good gains. Energy-related stocks also worked well, as they benefited from higher oil prices. Investments among retailing stocks, though, were net losers.

Continuing a strategy that I began a few years ago, I let the make-up of the portfolio expand during the period to include more mid-size and large stocks, as opposed to the pure small-stock orientation the Fund once had. That strategy reflects my belief that a more diversified group of holdings makes sense in what remains a volatile investment environment. Also,I reduced the number of holdings somewhat to make the Fund easier to manage. In the process, I eliminated stocks of some lower-quality companies.

As the second half of the fiscal year begins, the stock market continues to be pushed and pulled by conflicting factors. On the positive side, the economy appears to remain healthy and inflation has yet to become a serious threat. On the other hand, there remain some concerns about corporate profits and the possibility that the Federal Reserve may again raise interest rates. My view is that the long-term outlook is still very bright, especially for stocks of rapidly growing companies in the technology and health care sectors.

Louis Giglio
Note to shareholders: After the end of the period, Scott Mullinix was named co-manager of Equity Portfolio.

The 10 Largest Holdings
Equity Portfolio
                                     Percent              Value
                                 (of net assets)    (as of Oct. 31, 2000)
Juniper Networks                      6.48%           $110,467,499
PMC-Sierra                            3.98              67,799,999
SDL                                   3.52              60,016,375
Jabil Circuit                         3.08              52,583,094
Extreme Networks                      2.26              38,565,937
Aeroflex                              1.94              33,070,100
Emulex                                1.81              30,843,750
Forest Laboratories                   1.75              29,812,499
Netegrity                             1.59              27,183,000
CIENA                                 1.54              26,281,250
For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart
The 10 holdings listed here make up 27.95% of net assets

(picture of) Keith Tufte
Keith Tufte
Portfolio manager

From the Portfolio Manager
Equity Income Portfolio
In a turbulent period for the market, value stocks fared relatively well, setting the stage for a positive performance by the Fund. For the first half of the fiscal year -- May through October 2000 -- the Fund generated a gain of 3.47%. (This figure does not reflect expenses that apply to the variable subaccounts or the policy.)

The stock market was slumping when the period began, as higher interest rates and concerns about the strength of future corporate profits, particularly for technology-related companies, dampened investors' spirits. By the end of May, though, the mood had brightened, and by summer's end the market had regained the lost ground and was actually in positive territory. But autumn brought renewed profit concerns, and by period-end the market was back in the loss column.

Most of the erosion came at the expense of growth stocks, as opposed to the value stocks this Fund focuses on. In fact, value stocks gained favor with some investors who sought to avoid the decline in the growth-stock group. That shift in sentiment worked to the overall advantage of the Fund, especially during the market downturn late in the period, when the Fund held up better than the market as a whole.

Looking at the Fund's holdings, the biggest and most productive area of investment was financial services, which includes banks and insurance companies. They benefited from a decline in long-term interest rates. Other substantial areas included energy-related stocks, which, thanks to higher oil prices, provided positive performance and utility stocks, which attracted from investors who were looking for lower investment risk. Holdings among industrial and telecommunications stocks, on the other hand, turned out to be very poor performers. The most notable change to the investments was an increase in financial services stocks, which I made soon after becoming manager of the Fund in July.

As the new fiscal year begins, the stock market continues to be tossed about as investors try to sort out what will happen with economic growth, interest rates and corporate profits. While only time will resolve those questions, I am encouraged that value stocks showed improved performance during the past several months. If the market struggles to make headway or retreats in the months ahead, I think value stocks and, therefore, the Fund may continue to perform relatively well.

Keith Tufte
Note to shareholders: After the end of the period, Warren Spitz was named manager of Equity Income Portfolio.

The 10 Largest Holdings
Equity Income Portfolio
                                     Percent                Value
                                 (of net assets)    (as of Oct. 31, 2000)
Citigroup                             5.09%               $163,910
American Intl Group                   3.00                  96,530
Morgan Stanley, Dean Witter,
     Discover & Co.                   2.81                  90,512
Providian Financial                   2.77                  89,336
Chevron                               2.61                  83,932
Exxon Mobil                           2.53                  81,607
Bank of America                       2.51                  80,840
Fannie Mae                            2.40                  77,308
CVS                                   2.35                  75,753
FleetBoston Financial                 2.17                  69,768
For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart
 The 10 holdings listed here make up 28.24% of net assets

(picture of) Colin Lundgren
Colin Lundgren
Portfolio Manager

From the Portfolio Manager
Government Securities Portfolio
Improving conditions in the bond market and a successful investment strategy set the stage for a productive six months for the Fund. Over the first half of the fiscal year -- May through October 2000 -- the Fund generated a total return of 5.78%. (This figure does not reflect expenses that apply to the variable subaccounts or the policy.)

The period got off to a weak start, as bond investors weighed economic and inflation data and tried to anticipate the trend of Federal Reserve (Fed) policy. (By way of background, the Fed typically raises rates to slow down the economy and, consequently, keep inflation under control.) As it turned out, the Fed saw enough potential for higher inflation and, consequently, raised short-term interest rates in May. But, to the bond market's benefit, it proved to be the last Fed move for the period.

As investors grew increasingly comfortable with the outlook for inflation and, therefore, the possibility of no further interest-rate hikes, they increased their bond buying. That trend pushed down intermediate and long-term interest rates, which in turn boosted bond prices. (Interest rates and prices move in opposite directions.) For the Fund, that meant five straight months of positive performance.

Mortgage-backed and government agency bonds issued by "Fannie Mae" and "Freddie Mac" performed especially well during that time. That was my hope and expectation prior to the start of the period, and therefore I had invested heavily in those securities. In addition, I concentrated the investments in the short- and intermediate-term maturity range (2 to 10 years). That secondary strategy also worked to the Fund's benefit as securities in that range enjoyed particularly good price appreciation.

Most of the rest of the assets were invested in short- and intermediate-term U.S. Treasury securities. Although they couldn't keep up with their mortgage-backed and agency counterparts, they still provided the Fund with positive results. The small remaining amount went into long-term Treasury bonds and cash reserves.

Looking ahead to the second half of the fiscal year, the economy appears to be slowing down somewhat and the trend toward higher oil prices seems to be abating. Those factors should relieve upward pressure on inflation and, I think, may persuade the Fed that additional interest-rate increases are unnecessary. If so, that would most likely sustain a good environment for bonds.

Colin Lundgren

(picture of) Lorraine R. Hart
Lorraine R. Hart
Portfolio Manager

From the Portfolio Manager
Income Portfolio
Bonds enjoyed a generally positive six months, as a benign interest-rate and inflation environment provided some support for prices. For the Fund, the result was a return of 3.73% for the first of the fiscal year -- May through October
2000. (This figure does not reflect expenses that apply to the variable subaccounts or the policy.)

The period got off to a poor start, as an increase in short-term interest rates by the Federal Reserve (Fed) last May set a negative tone for the bond market. But by summer, a more positive attitude emerged as unthreatening inflation data soothed investors' nerves regarding future Fed actions. Their hopes were realized when the Fed left interest rates unchanged during the final five months of the period. Against that backdrop, prices for most intermediate- and long-term bonds enjoyed varying degrees of appreciation.

This was especially true for U.S. Treasury securities, which experienced sharp price gains. Although they comprised only the third-largest area of investment for the Fund, they did make a good contribution to performance. Corporate bonds, the Fund's largest investment, generated mixed results; high-quality "corporates" did well, while low-quality issues struggled. Mortgage-backed bonds, the second-largest group, were moderately positive. That was also true for U.S. government agency bonds issued by "Fannie Mae" and "Freddie Mac," the Fund's smallest investment. I made only minor changes to the holdings over the period, reducing investments in corporate bonds while adding to those in mortgage-backed, Treasury and government agency issues.

To guard against the possibility of ongoing Fed interest-rate hikes driving down bond prices, I kept a slightly short duration in the Fund. (Duration, a function of the average maturity of the holdings, affects a portfolio's price sensitivity to interest-rate changes. In general, the shorter the duration, the less the sensitivity.) As it turned out, because most interest rates did not rise, the duration strategy proved to be a small drag on performance.

With the data indicating a moderate slowdown in economic growth and, as yet, no sign of a meaningful upturn in inflation, I think the Fed is likely to leave short-term interest rates largely unchanged in the months ahead. If so, I expect bonds to enjoy relatively good performance. I'm most optimistic about corporate and mortgage-backed bonds, which appear to be in particularly good position to rally and which continue to comprise the bulk of the Fund's investments.

Lorraine R. Hart

The 10 Largest Holdings
Income Portfolio
                                     Percent                Value
                                 (of net assets)    (as of Oct. 31, 2000)
Kerr-McGee
8.13% 2005                            .56%                $520,539
DLJ Secured Loan Trust
10.13% 2007                           .55                  517,900
Deutsche Telekom Intl Finance
8.00% 2010                            .55                  510,650
Morgan Stanley, Dean Witter, Discover & Co
7.75% 2005                            .55                  510,363
United Air Lines
7.73% 2010                            .55                  510,015
Intl Paper
8.00% 2003                            .54                  508,950
Vodafone Group
7.75% 2010                            .54                  508,790
Abitibi-Consolidated
8.30% 2005                            .54                  508,630
Kroger
8.15% 2006                            .54                  507,289
PSA
7.13% 2005                            .54                  505,415
Excludes U.S. Treasury and government agency holdings.
For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart
The 10 holdings listed here make up 5.46% of net assets

(picture of) Mark Fawcett
Mark Fawcett
Portfolio manager

(picture of) Richard Leadem
Richard Leadem
Portfolio manager

(picture of) Gavin Corr
Gavin Corr
Portfolio manager

From the Portfolio Managers
International Equity Portfolio
The past six months was a difficult period for investors in foreign stocks, as periodic concerns about inflation, interest rates and corporate profits weighed on the markets. For the Fund, the result was a loss of 12.23% over the first half of the fiscal year -- May through October 2000. (This figure does reflect expenses that apply to the variable subaccounts or the policy.)

The period got off to a poor start, as a sharp decline in the U.S. market quickly spilled over into most major foreign markets. Although stocks remained volatile, the markets managed to get through the summer essentially unscathed. But another slump in September and October ended the six months on a down note.

Compounding the situation for the period as a whole was a continued decline in Europe's new common currency, the euro, and, to a much lesser degree, Japan's yen. (A decline in a local foreign currency versus the dollar ultimately reduces returns for U.S.-based investors.) Although a number of our investments in Europe fared well in terms of price appreciation, much of those gains were ultimately eroded by the euro's weakness.

Reviewing the Fund's investments, the biggest portion was in stocks of technology/telecommunications/media companies. They were hit especially hard during the sell-offs last spring and fall, and consequently detracted from the Fund's performance. Picking up some of the slack were holdings in pharmaceutical, financial services and, thanks to higher oil prices, oil-related stocks. We increased the financial services portion late in the period.

Japan was the largest in terms of single-country investments. Holdings in the United Kingdom, France, Germany, Italy and the Netherlands made up nearly all of the rest and, therefore, the majority of the investments. Late in the period, we reduced our Japanese holdings and moved more money into Europe, a reflection of our view that Europe offers the better opportunity for gain in the months ahead.

As we look forward, global interest rates appear to be close to their peaks and the declines in the major markets have created what we see as considerable value among many stocks of high-quality companies. Beyond that, we think the worst is over for the euro, and we may see some appreciation in the currency before long. Most important, if our assessment proves reasonably correct, we would expect the Fund to enjoy improving performance.

Mark Fawcett

Richard Leadem

Gavin Corr

The 10 Largest Holdings
International Equity Portfolio
                                     Percent                Value
                                 (of net assets)    (as of Oct. 31, 2000)
Vodafone Group (United Kingdom)       4.97%            $17,380,691
Tesco (United Kingdom)                3.37              11,796,946
Deutsche Bank (Germany)               3.12              10,909,029
Marconi (United Kingdom)              3.09              10,829,641
Alcatel (France)                      2.89              10,109,861
ING Groep (Netherlands)               2.76               9,644,745
Aventis (France)                      2.68               9,385,863
Fortis (Netherlands)                  2.54               8,900,358
Glaxo Wellcome
     ADR (United Kingdom)             2.47               8,637,336
San Paolo - IMI (Italy)               2.45               8,564,356
Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.
For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart
The 10 holdings listed here make up 30.34% of net assets

(picture of) Doug Guffy
Doug Guffy
Portfolio manager

(picture of) Jeannette K. Parr
Jeannette K. Parr
Portfolio manager

From the Portfolio Managers
Managed Portfolio
A late-period downturn in the stock market, particularly for technology stocks, resulted in a loss of 3.44% for the Fund during the first half of the fiscal year -- May through October 2000. (This figure does not reflect expenses that apply to the variable subaccounts or the policy.)

After a poor start, the stock market and the Fund got back on track during the summer, racking up strong gains in June and August. But by the time fall rolled around, indications of a possible slowdown in economic growth had surfaced, causing investors to worry that upcoming corporate profits might be less robust. With hints of somewhat higher inflation already present, that was enough to send stocks tumbling through much of September and October.

Most affected were stocks of technology-related companies, whose rapid-earnings-growth prospects were most often called into question. Because this was the largest area of investment for the Fund, the trend had a notable effect on performance. Still, the Fund held up better than it might have, thanks to its relatively small investments in some of the more hard-hit stocks. Also working in the Fund's favor were its health care holdings, which enjoyed strong performance for most of the period, and its minimal investment in retailing stocks, which were poor performers during the six months.

Unlike stocks, the bond market enjoyed more consistent performance, as well as a better overall environment. Thanks in large part to only one increase in short-term interest rates by the Federal Reserve, which came at the outset of the period, most bond sectors -- including U.S. Treasury and high-grade corporate issues -- experienced higher prices. That was also true of the Fund's bond holdings, and that made up for some of the periodic weakness on the stock side.

Looking at changes to the portfolio, late in the period we added to health care stocks, concentrating mainly on biotechnology and genomics-related issues, and retailing stocks. On the other hand, we reduced investments in technology slightly in light of less-promising outlooks for a few companies.

As for the second half of the fiscal year, we look for improving performance from stocks, especially in the technology area. On the bond side, barring a run-up in inflation, which seems unlikely, the environment continues to appear favorable.

Doug Guffy

Jeannette K. Parr

The 10 Largest Holdings
Managed Portfolio
                                     Percent              Value
                                 (of net assets)    (as of Oct. 31, 2000)
Corning                               4.96%            $39,015,000
Sanmina                               4.51              35,436,874
Cisco Systems                         3.84              30,170,000
Jabil Circuit                         3.63              28,531,250
EMC                                   3.17              24,937,500
Tyco Intl                             2.96              23,241,875
Solectron                             2.80              22,000,000
JDS Uniphase                          2.80              21,971,250
General Electric                      2.79              21,925,000
Medtronic                             2.35              18,466,250
For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart
The 10 holdings listed here make up 33.81% of net assets

(picture of) Terry Fettig
Terry Fettig
Portfolio Manager

From the Portfolio Manager
Money Market Portfolio
Short-term interest rates rose during the past six months, leading to an increase in the Fund's yield over the first half of the fiscal year -- May through October 2000. For the period, the Fund generated a return of 3.13%, while its seven-day yield was 5.70%.* (These figures do not reflect expenses that apply to the variable subaccounts or the policy.)

In keeping with its objective, the Fund also maintained a net asset value of $1 per share during the period. (An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.)

The economy remained quite healthy during the period, while unemployment stayed at historically low levels. Most important, inflation periodically showed signs of picking up, due largely to rising oil prices. This combination of factors caused some investors to worry that a trend toward higher inflation might be emerging.

Evidently, the Federal Reserve Board (the Fed) shared the concern about inflation, as it raised short-term interest rates in mid-May. (By way of background, the Fed typically raises interest rates to cool off the economy and, therefore, keep inflation under control.) The ultimate impact on the Fund was that the interest rates on the types of securities it invests in also rose.

Because I expected interest rates to rise, I kept the average maturity of the Fund's holding somewhat shorter than usual. The shorter maturity allowed me to take quicker advantage of the higher rates that became available on newly issued securities. Ultimately, this strategy enhanced the Fund's yield. As always, the Fund remained invested in high-quality securities, primarily top-rated commercial paper, (short-term securities issued by banks and corporations), complemented by bank letters of credit.

As for the second half of the fiscal year, I anticipate little, if any, rise in short-term interest rates as I expect no major change on the inflation front. Still, at least for the near term, I plan to keep the Fund's maturity slightly shorter than normal so that I can continue to readily add higher-yielding securities that become available.

Terry Fettig
* The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. This yield is based on the seven-day yield as of Oct. 31, 2000.


Financial Statements

Statements of assets and liabilities IDS Life Series Fund, Inc.
                                                            Equity            Equity       Government            Income
                                                         Portfolio            Income       Securities         Portfolio
Oct. 31, 2000 (Unaudited)                                                  Portfolio        Portfolio

Assets
Investments in securities, at value (Note 1):
     (identified cost $1,355,418,301, $2,912,462, $17,042,736
     and $94,870,295, respectively)                 $1,725,951,246        $3,101,670      $17,100,780      $ 91,363,633
Cash in bank on demand deposit                                  --             5,856          159,602           120,490
Receivable for investment securities sold                2,163,360           116,730               --         1,375,631
Dividends and accrued interest receivable                  445,000             3,670          209,053         1,472,983
                                                           -------             -----          -------         ---------
Total assets                                         1,728,559,606         3,227,926       17,469,435        94,332,737
                                                     -------------         ---------       ----------        ----------

Liabilities
Disbursements in excess of cash on demand deposit        2,272,504                --               --                --
Dividends payable to shareholders (Note 1)                      --             6,706           85,130           630,331
Payable for investment securities purchased             19,864,806                --               --           196,590
Accrued investment management services fee               1,077,007             1,869           10,707            57,556
Other accrued expenses                                     118,504                --            5,176             4,537
Options contracts written, at value
     (premium received $1,370,281
     for Equity Portfolio) (Note 6)                        595,646                --               --                --
                                 -                         -------
Total liabilities                                       23,928,467             8,575          101,013           889,014
                                                        ----------             -----          -------           -------
Net assets applicable to outstanding capital stock  $1,704,631,139        $3,219,351      $17,368,422      $ 93,443,723
                                                    ==============        ==========      ===========      ============

Represented by
Capital stock-- $.001 par value (Note 1)            $       46,171        $      328      $     1,753      $     10,192
Additional paid-in capital                           1,201,542,535         3,107,738       17,658,523       101,884,524
Excess of distributions over net investment income      (2,501,170)              (39)         (10,510)         (564,142)
Accumulated net realized gain (loss) (Note 7)          134,236,023           (77,884)        (339,388)       (4,380,081)
Unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in
     foreign currencies (Note 5)                       371,307,580           189,208           58,044        (3,506,770)
                              -                        -----------           -------           ------        ----------
Total-- representing net assets applicable to
     outstanding capital stock                      $1,704,631,139        $3,219,351      $17,368,422      $ 93,443,723
                                                    ==============        ==========      ===========      ============
Shares outstanding                                      46,170,912           327,957        1,753,356        10,192,451
                                                        ----------           -------        ---------        ----------
Net asset value per share
     of outstanding capital stock                   $        36.92        $     9.82      $      9.91      $       9.17
                                                    --------------        ----------      -----------      ------------
See accompanying notes to financial statements.



Statements of assets and liabilities (continued) IDS Life Series Fund, Inc.
                                                                       International          Managed             Money
                                                                              Equity        Portfolio            Market
Oct. 31, 2000 (Unaudited)                                                  Portfolio                          Portfolio

Assets
Investments in securities, at value (Note 1):
     (identified cost $343,175,330, $588,481,301
     and $60,217,368, respectively)                                     $342,978,850     $794,550,534       $60,217,368
Cash in bank on demand deposit                                               137,778           55,274           256,703
Receivable for investment securities sold                                 14,890,209        3,431,250                --
Unrealized appreciation on foreign currency contracts held,
     at value (Notes 1 and 5)                                                 18,154               --                --
Dividends and accrued interest receivable                                    564,743        3,536,571               665
                                                                             -------        ---------               ---
Total assets                                                             358,589,734      801,573,629        60,474,736
                                                                         -----------      -----------        ----------

Liabilities
Dividends payable to shareholders (Note 1)                                        --        6,403,972           322,916
Payable for investment securities purchased                                8,262,316        8,840,918                --
Accrued investment management services fee                                   294,276          490,316            26,994
Unrealized depreciation on foreign currency
     contracts held, at value (Notes 1 and 5)                                  2,775               --                --
Other accrued expenses                                                        46,865           40,938            47,469
                                                                              ------           ------            ------
Total liabilities                                                          8,606,232       15,776,144           397,379
                                                                           ---------       ----------           -------
Net assets applicable to outstanding capital stock                      $349,983,502     $785,797,485       $60,077,357
                                                                        ============     ============       ===========

Represented by
Capital stock-- $.001 par value (Note 1)                                $     21,876     $     36,266       $    60,121
Additional paid-in capital                                               363,997,982      580,336,720        60,056,480
Undistributed (excess of distributions over) net investment income           930,478         (252,723)          (37,940)
Accumulated net realized gain (loss) (Note 7)                            (14,721,630)        (392,011)           (1,304)
Unrealized appreciation (depreciation) on investments and on
     translation of assets and liabilities in foreign currencies (Note 5)   (245,204)     206,069,233                --
                                                                       -    --------      -----------
Total-- representing net assets applicable to outstanding
     capital stock                                                      $349,983,502     $785,797,485       $60,077,357
                                                                        ============     ============       ===========
Shares outstanding                                                        21,876,191       36,266,038        60,120,628
                                                                          ----------       ----------        ----------
Net asset value per share of outstanding capital stock                  $      16.00     $      21.67       $      1.00
                                                                        ------------     ------------       -----------
See accompanying notes to financial statements.



Statements of operations
IDS Life Series Fund, Inc.
                                                            Equity            Equity       Government            Income
                                                         Portfolio            Income       Securities         Portfolio
Six months ended Oct. 31, 2000 (Unaudited)                                 Portfolio        Portfolio

Investment income
Income:
Dividends                                           $      999,834          $ 21,205       $       --       $    81,551
Interest                                                 3,017,061             5,711          586,954         3,589,360
     Less foreign taxes withheld                           (11,449)               (2)              --              (118)
                                                           -------                --                               ----
Total income                                             4,005,446            26,914          586,954         3,670,793
                                                         ---------            ------          -------         ---------
Expenses (Note 2):
Investment management and services fee                   6,269,192             9,806           63,682           331,824
Custodian fees                                              85,807             9,260            5,204             9,121
Audit fees                                                   7,875             4,500            4,500             5,250
Directors fees                                               1,422                 1               35               113
Printing and postage                                       145,984                 1            1,174             6,021
Other                                                        1,241                --              791               731
                                                             -----                                ---               ---
Total expenses                                           6,511,521            23,568           75,386           353,060
     Less expenses reimbursed by IDS Life                       --           (12,356)              --                --
                                                                             -------
                                                         6,511,521            11,212           75,386           353,060
     Earnings credits on cash balances (Note 2)             (4,905)               --           (2,613)           (5,225)
                                             -              ------                             ------            ------
Total expenses -- net                                    6,506,616            11,212           72,773           347,835
                                                         ---------            ------           ------           -------
Investment income (loss) -- net                         (2,501,170)           15,702          514,181         3,322,958
                                                        ----------            ------          -------         ---------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
     Security transactions (Note 3)                    133,070,021           (64,228)         (21,630)       (1,620,565)
     Foreign currency transactions                         472,366                39               --             7,328
     Options contracts written (Note 6)                  2,820,960                --               --                --
                                     -                   ---------
Net realized gain (loss) on investments                136,363,347           (64,189)         (21,630)       (1,613,237)
Net change in unrealized appreciation (depreciation)
     on investments and on translation of assets and
     liabilities in foreign currencies                (146,859,981)          150,546          512,302         1,693,852
                                                      ------------           -------          -------         ---------
Net gain (loss) on investments and
     foreign currencies                                (10,496,634)           86,357          490,672            80,615
                                                       -----------            ------          -------            ------
Net increase (decrease) in net assets
     resulting from operations                      $  (12,997,804)         $102,059       $1,004,853       $ 3,403,573
                                                    ==============          ========       ==========       ===========
See accompanying notes to financial statements.



Statements of operations (continued)
IDS Life Series Fund, Inc.
                                                                       International          Managed             Money
                                                                              Equity        Portfolio            Market
Six months ended Oct. 31, 2000 (Unaudited)                                 Portfolio                          Portfolio

Investment income
Income:
Dividends                                                              $   2,368,107     $    711,047        $       --
Interest                                                                   1,316,402        8,800,558         1,992,715
     Less foreign taxes withheld                                            (199,072)          (1,997)               --
                                                                           --------           ------
Total income                                                               3,485,437        9,509,608         1,992,715
                                                                           ---------        ---------         ---------
Expenses (Note 2):
Investment management and services fee                                     1,799,187        2,966,522           151,522
Custodian fees                                                                64,245           28,490             1,381
Audit fees                                                                     6,500            7,500             3,875
Directors fees                                                                   185              343                 1
Printing and postage                                                          13,118           49,408             2,594
Other                                                                             --            1,925               859
                                                                                                -----               ---
Total expenses                                                             1,883,235        3,054,188           160,232
     Earnings credits on cash balances (Note 2)                               (3,946)          (3,152)             (665)
                                             -                                ------           ------              ----
Total expenses-- net                                                       1,879,289        3,051,036           159,567
                                                                           ---------        ---------           -------
Investment income (loss)-- net                                             1,606,148        6,458,572         1,833,148
                                                                           ---------        ---------         ---------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
     Security transactions (Note 3)                                      (12,627,503)         168,893                20
     Foreign currency transactions                                        (1,385,417)              --                --
     Futures contracts                                                      (221,218)              --                --
                                                                            --------
Net realized gain (loss) on investments                                  (14,234,138)         168,893                20
Net change in unrealized appreciation (depreciation)
     on investments and on translation of assets and l
     iabilities in foreign currencies                                    (35,293,552)     (34,711,774)               --
                                                                         -----------      -----------
Net gain (loss) on investments and foreign currencies                    (49,527,690)     (34,542,881)               20
                                                                         -----------      -----------                --
Net increase (decrease) in net assets resulting from operations        $ (47,921,542)    $(28,084,309)       $1,833,168
                                                                       =============     ============        ==========
See accompanying notes to financial statements.



Statements of changes in net assets IDS Life Series Fund, Inc.
                                                          Equity Portfolio                     Equity Income Portfolio
                                                   Oct. 31, 2000    April 30, 2000         Oct. 31, 2000     April 30, 2000
                                                Six months ended        Year ended      Six months ended      Period ended*
                                                     (Unaudited)                             (Unaudited)

Operations and distributions
Investment income (loss)-- net                    $   (2,501,170)   $   (6,547,863)           $   15,702         $    9,403
Net realized gain (loss) on investments              136,363,347       474,908,123               (64,189)           (13,675)
Net change in unrealized appreciation
     (depreciation) on investments and on translation of assets and
     liabilities in foreign currencies              (146,859,981)      248,810,072               150,546             38,662
                                                    ------------       -----------               -------             ------
Net increase (decrease) in net assets
     resulting from operations                       (12,997,804)      717,170,332               102,059             34,390
                                                     -----------       -----------               -------             ------
Distributions to shareholders from:
     Net investment income                                    --                --               (15,741)            (9,423)
     Net realized gain                              (378,441,149)               --                    --                 --
Total distributions                                 (378,441,149)               --               (15,741)            (9,423)
                                                    ------------                                 -------             ------

Capital share transactions (Note 4)
Proceeds from sales                                   37,559,270        66,968,738               914,577          2,431,557
Reinvested distributions at net asset value          378,441,149                --                15,873              2,585
Payments for redemptions                             (34,438,035)      (58,568,002)              (83,759)          (172,767)
                                                     -----------       -----------               -------           --------
Increase (decrease) in net assets from
     capital share transactions                      381,562,384         8,400,736               846,691          2,261,375
                                                     -----------         ---------               -------          ---------
Total increase (decrease) in net assets               (9,876,569)      725,571,068               933,009          2,286,342
Net assets at beginning of period                  1,714,507,708       988,936,640             2,286,342                 --
                                                   -------------       -----------             ---------
Net assets at end of period                       $1,704,631,139    $1,714,507,708            $3,219,351         $2,286,342
                                                  ==============    ==============            ==========         ==========
* For the period from June 17, 1999  (commencement  of  operations) to April 30,
2000.


                                                   Government Securities Portfolio                 Income Portfolio
                                                   Oct. 31, 2000    April 30, 2000         Oct. 31, 2000     April 30, 2000
                                                Six months ended        Year ended      Six months ended         Year ended
                                                     (Unaudited)                             (Unaudited)

Operations and distributions
Investment income (loss)-- net                       $   514,181       $ 1,144,859           $ 3,322,958       $  6,380,156
Net realized gain (loss) on investments                  (21,630)         (317,546)           (1,613,237)        (1,782,543)
Net change in unrealized appreciation
     (depreciation) on investments and on translation
     of assets and liabilities in foreign currencies     512,302          (693,043)            1,693,852         (4,849,711)
                                                         -------          --------             ---------         ----------
Net increase (decrease) in net assets resulting
     from operations                                   1,004,853           134,270             3,403,573           (252,098)
                                                       ---------           -------             ---------           --------
Distributions to shareholders from:
     Net investment income                              (513,326)       (1,152,566)           (3,388,361)        (6,404,125)
     Net realized gain                                        --           (85,580)                   --                 --
     Excess distributions of net investment income            --                --                    --           (562,813)
                                                                                                                   --------
Total distributions                                     (513,326)       (1,238,146)           (3,388,361)        (6,966,938)
                                                        --------        ----------            ----------         ----------

Capital share transactions (Note 4)
Proceeds from sales                                      759,329         4,536,902             3,106,898          8,542,530
Reinvested distributions at net asset value              510,283         1,156,059             3,253,128          6,471,840
Payments for redemptions                              (2,884,054)       (8,033,158)           (5,282,919)       (13,022,393)
                                                      ----------        ----------            ----------        -----------
Increase (decrease) in net assets from
     capital share transactions                       (1,614,442)       (2,340,197)            1,077,107          1,991,977
                                                      ----------        ----------             ---------          ---------
Total increase (decrease) in net assets               (1,122,915)       (3,444,073)            1,092,319         (5,227,059)
Net assets at beginning of period                     18,491,337        21,935,410            92,351,404         97,578,463
                                                      ----------        ----------            ----------         ----------
Net assets at end of period                          $17,368,422       $18,491,337           $93,443,723       $ 92,351,404
                                                     ===========       ===========           ===========       ============
Undistributed (excess of distributions over)
     net investment income                           $   (10,510)      $   (11,365)          $  (564,142)      $   (498,739)
                                                     -----------       -----------           -----------       ------------
See accompanying notes to financial statements.



Statements of changes in net assets (continued) IDS Life Series Fund, Inc.
                                                   International Equity Portfolio                 Managed Portfolio
                                                   Oct. 31, 2000    April 30, 2000         Oct. 31, 2000     April 30, 2000
                                                Six months ended        Year ended      Six months ended         Year ended
                                                     (Unaudited)                             (Unaudited)

Operations and distributions
Investment income (loss)-- net                      $  1,606,148      $  1,990,611          $  6,458,572       $ 13,963,072
Net realized gain (loss) on investments              (14,234,138)       60,803,021               168,893         32,297,630
Net change in unrealized appreciation
     (depreciation) on investments and on translation
     of assets and liabilities in foreign currencies (35,293,552)      (12,487,688)          (34,711,774)        98,070,066
                                                     -----------       -----------           -----------         ----------
Net increase (decrease) in net assets resulting
     from operations                                 (47,921,542)       50,305,944           (28,084,309)       144,330,768
                                                     -----------        ----------           -----------        -----------
Distributions to shareholders from:
     Net investment income                              (700,215)       (1,853,708)           (6,403,972)       (13,931,314)
     Net realized gain                               (61,342,700)       (5,453,188)          (33,181,679)        (7,076,700)
                                                     -----------        ----------           -----------         ----------
Total distributions                                  (62,042,915)       (7,306,896)          (39,585,651)       (21,008,014)
                                                     -----------        ----------           -----------        -----------

Capital share transactions (Note 4)
Proceeds from sales                                   22,311,871        52,331,244            14,584,135         37,291,932
Reinvested distributions at net asset value           62,042,916         7,306,895            36,399,284         17,790,408
Payments for redemptions                              (3,619,648)       (6,425,606)          (24,064,932)       (37,010,015)
                                                      ----------        ----------           -----------        -----------
Increase (decrease) in net assets from
     capital share transactions                       80,735,139        53,212,533            26,918,487         18,072,325
                                                      ----------        ----------            ----------         ----------
Total increase (decrease) in net assets              (29,229,318)       96,211,581           (40,751,473)       141,395,079
Net assets at beginning of period                    379,212,820       283,001,239           826,548,958        685,153,879
                                                     -----------       -----------           -----------        -----------
Net assets at end of period                         $349,983,502      $379,212,820          $785,797,485       $826,548,958
                                                    ============      ============          ============       ============
Undistributed (excess of distributions over)
     net investment income                          $    930,478      $     24,545          $   (252,723)      $   (307,323)
                                                    ------------      ------------          ------------       ------------


                                                                                                Money Market Portfolio
                                                                                           Oct. 31, 2000     April 30, 2000
                                                                                        Six months ended         Year ended
                                                                                             (Unaudited)

Operations and distributions
Investment income (loss)-- net                                                               $ 1,833,148        $ 2,889,306
Net realized gain (loss) on investments                                                               20               (330)
                                                                                                      --               ----
Net increase (decrease) in net assets resulting from operations                                1,833,168          2,888,976
                                                                                               ---------          ---------
Distributions to shareholders from:
     Net investment income                                                                    (1,833,148)        (2,930,346)
                                                                                              ----------         ----------

Capital share transactions (Note 4)
Proceeds from sales                                                                           17,113,802         37,333,359
Reinvested distributions at net asset value                                                    1,783,875          2,656,704
Payments for redemptions                                                                     (15,963,794)       (28,369,179)
                                                                                             -----------        -----------
Increase (decrease) in net assets from capital share transactions                              2,933,883         11,620,884
                                                                                               ---------         ----------
Total increase (decrease) in net assets                                                        2,933,903         11,579,514
Net assets at beginning of period                                                             57,143,454         45,563,940
                                                                                              ----------         ----------
Net assets at end of period                                                                  $60,077,357        $57,143,454
                                                                                             ===========        ===========
See accompanying notes to financial statements.

Notes to Financial Statements

(Unaudited as to Oct. 31, 2000)

IDS Life Series Fund, Inc.


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
IDS Life Series Fund, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Each Fund has 10 billion authorized shares of capital stock and the primary investments are as follows:

  Equity Portfolio primarily invests in U.S. common stocks and securities convertible into common stock;

  Equity Income Portfolio primarily invests in equity securities that provide steady dividend income;

  Government Securities Portfolio primarily invests in securities issued or guaranteed as to principal and interest by the U.S. government and its agencies;

  Income Portfolio primarily invests in investment grade corporate bonds and government securities;

  International Equity Portfolio primarily invests in equity securities of foreign issuers;

  Managed Portfolio primarily invests in a combination of equity and debt securities; and

  Money Market Portfolio primarily invests in high-quality, short-term debt securities.

Shares of each Fund are sold to IDS Life Insurance Company (IDS Life) subaccounts or IDS Life Insurance Company of New York subaccounts in connection with the sale of variable insurance contracts.

The Fund's significant accounting policies are summarized as follows:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities in the Fund, except Money Market Portfolio, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued daily at amortized cost, which approximates market value in order to maintain a constant net asset value of $1 per share.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Funds, except Money Market Portfolio, may buy and sell put or call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Funds, except Money Market Portfolio, may buy and sell financial future contracts. Risks of entering into future contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statements of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Funds, except Money Market Portfolio, may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Oct. 31, 2000, investments in securities for Equity Portfolio and Managed Portfolio included issues that are illiquid which these Funds currently limit to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Oct. 31, 2000 was $57,228,988 and $90,556 representing 3.36% and .01% of net assets for Equity Portfolio and Managed Portfolio, respectively. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a when-issued or forward-commitment basis
Delivery and payment for securities that have been purchased by Equity Portfolio and Managed Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, when-issued securities are subject to market fluctuations and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its commitment. As of Oct. 31, 2000, Equity Portfolio and Managed Portfolio had entered into outstanding when-issued or forward-commitments of $7,052,096 and $4,933,700, respectively.

Federal income taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of wash sale transactions, foreign currency exchange gains and losses, and the timing and amount of market discount recognized as ordinary income. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Fund.

Dividends to shareholders
As of Oct. 31, 2000, dividends declared for each Fund payable Nov. 1, 2000 are as follows:

Equity Portfolio                                      $.000
Equity Income Portfolio                               $.020
Government Securities Portfolio                       $.048
Income Portfolio                                      $.062
International Equity Portfolio                        $.000
Managed Portfolio                                     $.177
Money Market Portfolio                                $.005

Distributions to shareholders are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, when available, are declared daily and distributed monthly for the Government Securities, Income and Money Market Portfolios and declared and distributed quarterly for the Equity, Equity Income, International Equity and Managed Portfolios. Capital gain distributions, when available, will be made annually. However, additional capital gain distributions may be made periodically during the fiscal year in order to comply with the Internal Revenue Code as applicable to regulated investment companies.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES
The Fund has an Investment Management and Services Agreement with IDS Life. For its services, IDS Life is paid a fee based on the aggregate average daily net assets of each Fund. The fee is 0.70% on an annual basis for Equity, Equity Income, Government Securities, Income, and Managed Portfolios. For International Equity Portfolio the fee is 0.95% on an annual basis. For Money Market Portfolio the fee is 0.50% on an annual basis.

IDS Life and American Express Financial Corporation have an Investment Advisory Agreement which calls for IDS Life to pay American Express Financial Corporation a fee for investment advice about the Fund's portfolios. The fee paid by IDS Life is 0.25% of Equity, Equity Income, Government Securities, Income, Managed and Money Market Portfolios' average daily net assets for the year. The fee paid by IDS Life is 0.35% of International Equity Portfolio's average daily net assets for the year.

In addition to paying its own management fee, the Fund also pays its taxes, brokerage commissions and other non-advisory expenses. Expenses that relate to a particular Fund, such as custodian fees and registration fees for shares, are paid by that Fund. Other expenses are allocated to the Fund in an equitable manner as determined by the Fund's board. Each Fund also pays custodian fees to American Express Trust Company, an affiliate of IDS Life.

IDS Life has voluntarily agreed to reimburse each Fund for non-advisory expenses which exceed 0.10% on an annual basis of average daily net assets of each Fund.

During the six months ended Oct. 31, 2000, the Funds' custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                 Reduction
Equity Portfolio                                     $4,905
Equity Income Portfolio                                  --
Government Securities Portfolio                       2,613
Income Portfolio                                      5,225
International Equity Portfolio                        3,946
Managed Portfolio                                     3,152
Money Market Portfolio                                  665

3. SECURITIES TRANSACTIONS For the six months ended Oct. 31, 2000, cost of purchases and proceeds from sales of securities aggregated, respectively, $165,410,857 and $162,583,624 for Money Market Portfolio. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                                  Purchases        Proceeds
Equity Portfolio                                $1,120,494,643    $1,062,200,082
Equity Income Portfolio                              2,647,304           972,237
Government Securities Portfolio                      7,910,735         8,408,925
Income Portfolio                                    46,309,312        52,174,429
International Equity Portfolio                     250,956,632       216,604,897
Managed Portfolio                                  245,781,408       252,613,406

Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with IDS Life were $8 and $600 for Equity Income Portfolio and Managed Portfolio, respectively, for the six months ended Oct. 31, 2000.


4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for each Fund for the periods indicated are as follows:
                                                                      Six months ended Oct. 31, 2000
                                       Equity        Equity    Government     IncomeInternational      Managed        Money
                                    Portfolio        Income    Securities  Portfolio       Equity    Portfolio       Market
                                                  Portfolio     Portfolio               Portfolio                 Portfolio
Sold                                  868,303        95,307        78,014    339,492    1,154,725      623,519   17,115,082
Issued for reinvested
     distributions                 10,165,218         1,688        52,434    355,567    3,529,656    1,588,136    1,783,703
Redeemed                             (792,513)       (8,726)     (296,172)  (576,594)    (189,716)  (1,033,025) (15,964,989)
                                     --------        ------      --------   --------     --------   ----------  -----------
Net increase (decrease)            10,241,008        88,269      (165,724)   118,465    4,494,665    1,178,630    2,933,796
                                   ----------        ------      --------    -------    ---------    ---------    ---------

                                                                         Year ended April 30, 2000
                                       Equity        Equity    Government     IncomeInternational      Managed        Money
                                    Portfolio        Income    Securities  Portfolio       Equity    Portfolio       Market
                                                 Portfolio*     Portfolio               Portfolio                 Portfolio
Sold                                1,819,129       258,081       464,865    902,416    2,453,845    1,775,086   37,336,472
Issued for reinvested
     distributions                         --           275       118,811    684,750      378,331    1,162,884    2,656,668
Redeemed                           (1,464,937)      (18,668)     (830,048)(1,379,676)    (313,026)  (1,975,196) (28,371,467)
                                   ----------       -------      -------- ----------     --------   ----------  -----------
Net increase (decrease)               354,192       239,688      (246,372)   207,490    2,519,150      962,774   11,621,673
                                      -------       -------      --------    -------    ---------      -------   ----------
* For the period from June 17, 1999  (commencement  of  operations) to April 30,
2000.

5. FOREIGN CURRENCY CONTRACTS
As of Oct. 31, 2000, International Equity Portfolio had foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:
                Currency to        Currency to       Unrealized       Unrealized
Exchange date  be delivered        be received     appreciation     depreciation
Nov. 1, 2000      1,048,176            733,986          $17,645           $   --
                U.S. Dollar      British Pound

Nov. 1, 2000         81,995            143,777               --               93
                U.S. Dollar   Singapore Dollar

Nov. 2, 2000        379,077            261,406              509               --
                U.S. Dollar      British Pound

Nov. 3, 2000      1,593,059          1,095,206               --            2,682
                U.S. Dollar      British Pound
Total                                                   $18,154           $2,775
                                                        -------           ------

6. OPTIONS CONTRACTS WRITTEN Contracts and premium amounts associated with options contracts written by Equity Portfolio are as follows:

                                       Six months ended Oct. 31, 2000
                                   Puts                          Calls
                       Contracts         Premium      Contracts         Premium
Balance April 30, 2000        --     $        --             --     $        --
Opened                     3,370       2,631,051          6,950       3,516,893
Closed                    (1,470)     (1,350,929)        (2,150)       (783,213)
Exercised                    (50)        (21,724)          (950)     (1,086,990)
Expired                   (1,325)       (874,110)        (2,350)       (660,697)
                          ------        --------         ------        --------
Balance Oct. 31, 2000        525     $   384,288          1,500     $   985,993
             --- ----        ---     -----------          -----     -----------
See "Summary of significant accounting policies."

7. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, Equity Income Portfolio, Government Securities Portfolio and Income Portfolio have capital loss carry-overs of $13,419, $317,758 and $2,761,039, respectively, as of April 30, 2000, that will expire in 2008-2009 for Equity Income Portfolio, 2008-2009 for Government Securities Portfolio and 2007-2009 for Income Portfolio if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.



8. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating each Fund's results.

Equity  Portfolio
Fiscal  period  ended April 30,
Per share  income and capital changesa
                                                 2000b             2000             1999              1998             1997
Net asset value, beginning of period           $47.72            $27.80           $33.96            $23.52           $29.34
Income from investment operations:
Net investment income (loss)                     (.05)             (.18)            (.06)             (.08)             .05
Net gains (losses) (both realized
     and unrealized)                           (21.26)            20.10            (1.17)            11.55            (1.34)
Total from investment operations               (21.31)            19.92            (1.23)            11.47            (1.29)
Less distributions:
Dividends from net investment income               --                --               --                --             (.05)
Distributions from realized gains               10.51                --            (4.93)            (1.03)           (4.48)
Total distributions                             10.51                --            (4.93)            (1.03)           (4.53)
Net asset value, end of period                 $36.92            $47.72           $27.80            $33.96           $23.52
Ratios/supplemental data
Net assets, end of period (in thousands)   $1,704,631        $1,714,508         $988,937          $933,817         $551,518
Ratio of expenses to
     average daily net assetsd                   .73%c             .72%             .73%              .72%             .76%
Ratio of net investment income (loss)
     to average daily net assets                (.28%)c           (.46%)           (.26%)            (.29%)            .21%
Portfolio turnover rate (excluding
     short-term securities)                       62%              126%             130%              147%             231%
Total returne                                   (.79%)           71.66%           (2.80%)           49.52%           (3.66%)

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Oct. 31, 2000 (Unaudited).
c Adjusted to an annual basis.
d Expense  ratio is based on total  expenses of the Fund before  reduction  of earnings  credits on cash  balances.
e Total return does not reflect the expenses that apply to the subaccounts or the policies.


Equity  Income  Portfolio
Fiscal  period  ended April 30,
Per share  income and capital changesa
                                                 2000b             2000c
Net asset value, beginning of period            $9.54            $10.00
Income from investment operations:
Net investment income (loss)                      .05               .05
Net gains (losses) (both realized
     and unrealized)                              .28              (.46)
Total from investment operations                  .33              (.41)
Less distributions:
Dividends from net investment income             (.05)             (.05)
Net asset value, end of period                  $9.82            $ 9.54
Ratios/supplemental data
Net assets, end of period (in thousands)       $3,219            $2,286
Ratio of expenses to
     average daily net assetse,f                 .80%d             .81%d
Ratio of net investment income (loss) to
     average daily net assets                   1.12%d            1.15%d
Portfolio turnover rate (excluding
     short-term securities)                       39%               20%
Total returng                                   3.47%            (4.12%)

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended Oct. 31, 2000 (Unaudited).
c For the period from June 17, 1999  (commencement  of  operatons)  to April 30,
  2000.
d Adjusted to an annual basis.
e IDS Life voluntarily limited total operating expenses.   Had IDS Life not done
  so, the ratio of expenses to average  daily net assets  would  have been 1.68%
  for the six months  ended Oct.  31, 2000 and 3.91% for the period  ended April
  30, 2000.
f Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
g Total return does not reflect the expenses  that apply to the  subaccounts  or the policies.



Government  Securities  Portfolio
Fiscal period ended April 30,
Per share income and capital changesa
                                                 2000b             2000             1999              1998             1997
Net asset value, beginning of period            $9.64            $10.13           $10.18            $ 9.87            $9.98
Income from investment operations:
Net investment income (loss)                      .28               .52              .53               .56              .59
Net gains (losses) (both realized
     and unrealized)                              .31              (.44)             .04               .42             (.03)
Total from investment operations                  .59               .08              .57               .98              .56
Less distributions:
Dividends from net investment income             (.28)             (.53)            (.53)             (.56)            (.59)
Distributions from realized gains                (.04)             (.04)            (.09)             (.11)            (.08)
Total distributions                              (.32)             (.57)            (.62)             (.67)            (.67)
Net asset value, end of period                  $9.91            $ 9.64           $10.13            $10.18            $9.87
Ratios/supplemental data
Net assets, end of period (in thousands)      $17,368           $18,491          $21,935           $14,607          $13,377
Ratio of expenses to
     average daily net assetsd,e                 .83%c             .81%             .80%              .80%             .80%
Ratio of net investment income (loss) to
     average daily net assets                   5.64%c            5.40%            5.19%             5.57%            5.88%
Portfolio turnover rate (excluding
     short-term securities)                       46%              123%              89%               82%              62%
Total returnf                                   5.78%              .86%            5.73%            10.11%            5.83%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Oct. 31, 2000 (Unaudited).
c Adjusted to an annual basis.
d IDS Life voluntarily limited total operating expenses. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 0.87%, 0.89% and 0.85% for the years ended 1999, 1998 and 1997, respectively.
e Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
f Total return does not reflect the expensesthat apply to the subaccounts or the policies.



Income  Portfolio
Fiscal  period  ended April 30,
Per share  income and capital changesa
                                                 2000b             2000             1999              1998             1997
Net asset value, beginning of period            $9.17             $9.89           $10.28            $10.03           $ 9.93
Income from investment operations:
Net investment income (loss)                      .33               .64              .67               .69              .68
Net gains (losses) (both realized
     and unrealized)                               --              (.67)            (.32)              .29              .10
Total from investment operations                  .33              (.03)             .35               .98              .78
Less distributions:
Dividends from net investment income             (.33)             (.64)            (.67)             (.69)            (.68)
Distributions from realized gains                  --                --             (.07)             (.04)              --
Excess distributions from
     net investment income                         --              (.05)              --                --               --
Total distributions                              (.33)             (.69)            (.74)             (.73)            (.68)
Net asset value, end of period                  $9.17             $9.17           $ 9.89            $10.28           $10.03
Ratios/supplemental data
Net assets, end of period (in thousands)      $93,477           $92,351          $97,578           $82,773          $66,745
Ratio of expenses to
     average daily net assetsd                   .74%c             .74%             .75%              .74%             .80%
Ratio of net investment income (loss)
     to average daily net assets                6.99%c            6.71%            6.65%             6.69%            6.73%
Portfolio turnover rate (excluding
     short-term securities)                       54%               50%              22%               94%             106%
Total returne                                   3.73%             (.25%)           3.52%             9.97%            8.08%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Oct. 31, 2000 (Unaudited).
c Adjusted to an annual basis.
d Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
e Total return does not reflect the expenses that apply to the subaccounts or the policies.



International  Equity  Portfolio
Fiscal period ended April 30,
Per share income and capital changesa
                                                 2000b             2000             1999              1998             1997
Net asset value, beginning of period           $21.82            $19.04           $18.33            $14.73           $16.35
Income from investment operations:
Net investment income (loss)                      .08               .13              .18               .08              .14
Net gains (losses) (both realized
     and unrealized)                            (2.43)             3.13             1.32              4.06             (.24)
Total from investment operations                (2.35)             3.26             1.50              4.14             (.10)
Less distributions:
Dividends from net investment income             (.04)             (.12)            (.17)             (.07)            (.15)
Distributions from realized gains               (3.43)             (.36)            (.62)             (.42)           (1.37)
Excess distributions from
     net investment income                         --                --               --              (.05)              --
Total distributions                             (3.47)             (.48)            (.79)             (.54)           (1.52)
Net asset value, end of period                 $16.00            $21.82           $19.04            $18.33           $14.73
Ratios/supplemental data
Net assets, end of period (in thousands)     $349,984          $379,213         $283,001          $217,573         $125,874
Ratio of expenses to
     average daily net assetsd,e                 .99%c            1.02%            1.05%             1.05%            1.05%
Ratio of net investment income (loss) to
     average daily net assets                    .85%c             .60%            1.01%              .49%             .73%
Portfolio turnover rate (excluding
     short-term securities)                       66%              124%              67%              172%             151%
Total returnf                                 (12.23%)           17.44%            8.27%            28.41%            (.54%)

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Oct. 31, 2000 (Unaudited).
c Adjusted to an annual basis.
d IDS Life voluntarily limited total operating expenses. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 1.06% and 1.22% for the years ended 1998 and 1997, respectively.
e Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings  credits on cash  balances.
f Total return does not reflect the expenses that apply to the subaccounts or the policies.


Managed  Portfolio
Fiscal  period  ended April 30,
Per share income and capital changesa
                                                 2000b             2000             1999              1998             1997
Net asset value, beginning of period           $23.56            $20.08           $19.81            $17.16           $16.49
Income from investment operations:
Net investment income (loss)                      .18               .40              .41               .47              .57
Net gains (losses) (both realized
     and unrealized)                             (.95)             3.69             1.49              3.92             1.37
Total from investment operations                 (.77)             4.09             1.90              4.39             1.94
Less distributions:
Dividends from net investment income             (.18)             (.40)            (.41)             (.47)            (.57)
Distributions from realized gains                (.94)             (.21)           (1.22)            (1.27)            (.70)
Total distributions                             (1.12)             (.61)           (1.63)            (1.74)           (1.27)
Net asset value, end of period                 $21.67            $23.56           $20.08            $19.81           $17.16
Ratios/supplemental data
Net assets, end of period (in thousands)     $785,797          $826,549         $685,154          $580,697         $410,737
Ratio of expenses to
     average daily net assetsd                   .72%c             .72%             .74%              .72%             .75%
Ratio of net investment income (loss)
     to average daily net assets                1.52%c            1.87%            2.23%             2.60%            3.46%
Portfolio turnover rate (excluding
     short-term securities)                       30%               63%              96%              112%             100%
Total returne                                  (3.44%)           20.79%           10.52%            26.70%           12.45%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Oct. 31, 2000 (Unaudited).
c Adjusted to an annual basis.
d Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings  credits on cash  balances.
e Total return does not reflect the expenses that apply to the subaccounts or the policies.



Money  Market  Portfolio
Fiscal  period  ended  April 30,
Per share  income andcapital changesa
                                                2000b              2000             1999              1998             1997
Net asset value, beginning of period            $1.00             $1.00            $1.00             $1.00            $1.00
Income from investment operations:
Net investment income (loss)                      .03               .05              .05               .05              .05
Less distributions:
Dividends from net investment income             (.03)             (.05)            (.05)             (.05)            (.05)
Net asset value, end of period                  $1.00             $1.00            $1.00             $1.00            $1.00
Ratios/supplemental data
Net assets, end of period (in thousands)      $60,077           $57,143          $45,564           $34,373          $28,546
Ratio of expenses to
     average daily net assetsd,e                 .53%c             .59%             .60%              .60%             .60%
Ratio of net investment income (loss)
     to average daily net assets                6.03%c            4.99%            4.72%             5.04%            4.81%
Total returnf                                   3.13%             5.11%            4.84%             5.16%            4.91%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Oct. 31, 2000 (Unaudited).
c Adjusted to an annual basis.
d IDS Life voluntarily limited total operating expenses. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 0.64% for the year ended 1997.
e Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings  credits on cash  balances.
f Total return does not reflect the expenses that apply to the subaccounts or the policies.

Investments in Securities
IDS Life Series Fund, Inc.
Equity Portfolio
Oct. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (95.3%)
Issuer                            Shares          Value(a)
Aerospace & defense (1.9%)
Aeroflex                      555,800(b)       $33,070,100

Airlines (2.0%)
Atlantic Coast Airlines
   Holdings                   339,500(b)        12,137,125
Ryanair Holdings ADR        523,500(b,c)        21,103,594
Total                                           33,240,719

Banks and savings & loans (3.0%)
CompuCredit                   270,000(b)         8,336,250
Silicon Valley Bancshares     205,000(b)         9,481,250
Sovereign Bancorp              1,350,000        11,221,875
TCF Financial                    310,000        12,535,625
WFS Financial                 584,500(b)         9,205,875
Total                                           50,780,875

Chemicals (0.2%)
Eden Bioscience                75,000(b)         2,840,625

Communications equipment & services (10.4%)
CIENA                         250,000(b)        26,281,250
DMC Stratex Networks          564,000(b)        13,042,500
Equinix                       500,000(b)         4,875,000
Finisar                       789,400(b)        22,744,588
JDS Uniphase                  223,000(b)        18,146,625
Marvell Technology Group    129,000(b,c)         7,191,750
New Focus                     260,000(b)        16,510,000
ONI Systems                   108,000(b)         8,754,750
SDL  231,500(b,g)             60,016,375
Total                                          177,562,838

Computer software & services (5.5%)
Akamai Technologies           192,400(b)         9,812,400
Edwards (JD) & Co             350,000(b)         9,056,250
Portal Software               278,500(b)         9,799,719
SunGard Data Systems          404,500(b)        20,680,063
VeriSign                    160,000(b,g)        21,120,000
Veritas Software              160,000(b)        22,562,499
Total                                           93,030,931

Computers & office equipment (21.8%)
Affiliated Computer
   Services Cl A              165,500(b)         9,216,281
BEA Systems                   283,000(b)        20,305,250
Cisco Systems                 411,500(b)        22,169,563
Docent                           279,893         5,765,796
Docent                        500,000(b)        12,875,000
EMC  250,000(b)               22,265,625
Emulex                      210,000(b,g)        30,843,750
Extreme Networks              465,000(b)        38,565,937
Gemstar-TV Guide Intl         200,000(b)        13,712,500
Genuity                       350,000(b)         1,925,000
Juniper Networks            566,500(b,g)       110,467,499
McDATA Cl B                   150,000(b)        12,503,906
Netegrity                     348,500(b)        27,183,000
Predictive Systems            500,000(b)        $6,937,500
Sanmina                       182,000(b)        20,804,875
Software.com                  100,000(b)        14,900,000
Total                                          370,441,482

Electronics (18.1%)
Active Power                  200,000(b)         7,625,000
Applied Micro Circuits        250,000(b)        19,093,750
Avanex                        170,700(b)        17,336,719
DDi                           460,000(b)        18,371,250
Flextronics Intl            340,000(b,c)        12,920,000
Galileo Technology           87,000(b,c)         2,359,875
GlobeSpan                      72,800(b)         5,601,050
Jabil Circuit                 921,500(b)        52,583,094
Maxim Integrated Products     110,000(b)         7,294,375
Newport                           81,600         9,318,975
Pericom Semiconductor         340,000(b)         9,010,000
PMC-Sierra                    400,000(b)        67,799,999
Taiwan Semiconductor
   Mfg ADR                  330,000(b,c)         7,486,875
Varian Medical Systems        225,000(b)        10,996,875
Veeco Instruments             160,000(b)        10,592,500
Vitesse Semiconductor         325,000(b)        22,729,688
Waters                        275,000(b)        19,954,688
Xilinx                        110,000(b)         7,968,125
Total                                          309,042,838

Energy (3.6%)
Apache                           125,000         6,914,063
Kerr-McGee                       355,000        23,185,937
Newfield Exploration          110,000(b)         4,152,500
Southern Energy               315,000(b)         8,583,750
Suncor Energy                 370,000(c)         7,207,163
Tosco                            389,000        11,134,756
Total                                           61,178,169

Energy equipment & services (1.6%)
Cooper Cameron                178,000(b)         9,701,000
Diamond Offshore Drilling        300,000        10,368,750
Rowan Companies               310,000(b)         7,808,125
Total                                           27,877,875

Financial services (1.4%)
Lehman Brothers Holdings         130,000         8,385,000
Metris Companies                 250,000         8,093,750
Mutual Risk Management        450,000(c)         8,156,250
Total                                           24,635,000

Health care (13.0%)
Allergan                         145,000        12,189,063
Alpharma Cl A                    400,000        15,523,500
ALZA 310,000(b)               25,090,625
Aviron                        150,000(b)         9,806,250
Diversa                       185,000(b)         4,705,938
Forest Laboratories         225,000(b,g)        29,812,499
ILEX Oncology                 250,000(b)         9,062,500
Intermune Pharmaceutials      500,000(b)       $25,000,000
King Pharmaceuticals          300,000(b)        13,443,750
Laboratory Corp America
   Holdings                   161,000(b)        21,714,875
MiniMed                       222,700(b)        16,243,181
ORATEC Interventions          525,000(b)         5,250,000
Pharmacyclics                 350,000(b)        18,834,375
Sepracor                      100,000(b)         6,812,500
Teva Pharmaceutical
   Inds ADR                   150,000(c)         8,868,750
Total                                          222,357,806

Health care services (1.9%)
Abgenix                       200,000(b)        15,775,000
Caremark Rx                   200,000(b)         2,500,000
Guilford Pharmaceuticals      317,500(b)         7,838,281
PRAECIS Pharmaceuticals       223,500(b)         5,671,313
Total                                           31,784,594

Insurance (2.1%)
Everest Re Group              230,000(c)        13,483,750
XL Capital Cl A               300,000(c)        23,062,500
Total                                           36,546,250

Media (0.9%)
Univision Communications
   Cl A                       383,500(b)        14,668,875

Metals (0.7%)
Shaw Group                    140,000(b)        11,410,000

Miscellaneous (1.7%)
CacheFlow                      65,000(b)         7,020,000
Capstone Turbine              200,000(b)        11,100,000
Key Energy Group              400,000(b)         3,600,000
Network Engines               200,000(b)         6,250,000
Oplink Communications          55,000(b)         1,340,625
Total                                           29,310,625

Restaurants & lodging (0.6%)
Krispy Kreme Doughnuts        100,000(b)         9,856,250

Retail (2.9%)
Bed Bath & Beyond             513,500(b)        13,254,719
Dollar Tree Stores            450,500(b)        17,625,813
Kohl's                        350,000(b)        18,965,624
Total                                           49,846,156

Textiles & apparel (0.4%)
Coach                         300,000(b)         7,012,500

Utilities -- gas (0.3%)
Equitable Resources               80,000         4,640,000

Utilities -- telephone (1.3%)
Allegiance Telecom            720,500(b)        22,650,719

Total common stocks
(Cost: $1,256,739,178)                      $1,623,785,227

Preferred stocks & other (3.4%)
Adaytum Software            287,081(b,d)        $1,799,998
Aurgin Systems
   2.46%                  1,371,586(b,d)         3,374,102
Bluestream
   Ventures LP          5,000,000(b,d,e)         5,000,000
Covia Technologies
   Cv771,730(b,d)              1,933,955
Dia Dexus
   Cv Series C              477,419(b,d)         3,699,997
Egility
   3.46%                  1,444,043(d,h)         5,000,000
Equinix
   Cv132,626(b,d)              1,034,483
   Warrants                        6,900         1,035,000
Fibrogen
   Cv Series E              668,151(b,d)         2,999,998
FREEI.Net
   8.05%                  372,636(b,d,h)                --
Gorp.com
   5.15% Series B           873,786(b,d)         4,499,998
Mars
   1.85% Cv               2,702,703(b,d)         5,000,000
MarsMusic.com
   Cv3,000,000(b,d)            3,000,000
Protein Delivery
   2.50%                  1,200,000(b,d)         3,000,000
SignalSoft
   Cv Series E              506,757(b,d)        11,528,722
Tellium                      45,000(b,d)        $1,350,000
Therox                      438,203(b,d)         2,015,734
Vcommerce
   Cv Series C              427,468(b,d)         1,992,001

Total preferred stocks & other
(Cost: $53,322,918)                            $58,263,988

Bond (0.3%)
Issuer          Coupon         Principal          Value(a)
                  rate            amount
Equinix
Sr Nts
   12-01-07     13.00%        $6,900,000        $5,485,500

Total bond
(Cost: $6,898,025)                              $5,485,500

Option purchased (--%)
Issuer   Contracts     Exercise   Expiration      Value(a)
                          price         date
Call
   SDL         150         $280    Nov. 2000      $202,500

Total option purchased
(Cost: $234,075)                                  $202,500

Short-term securities (2.2%)(g)
Issuer      Annualized            Amount          Value(a)
         yield on date        payable at
           of purchase          maturity

U.S. government agencies (1.6%)
Federal Home Loan Bank Disc Nts
     11-24-00    6.40%       $11,300,000       $11,250,401
     12-15-00     6.43         6,100,000         6,051,390
Federal Home Loan Mtge Corp Disc Nts
     11-07-00     6.41         2,100,000         2,097,384
     11-28-00     6.44         5,100,000         5,074,593
     12-14-00     6.44         3,800,000         3,769,033
Total                                           28,242,801

Commercial paper (0.6%)
Associates Corp North America
     11-01-00     6.65         7,300,000         7,298,651
CXC
     01-09-01     6.64      1,600,000(f)         1,579,311
Ford Motor Credit
     12-04-00     6.52         1,100,000         1,093,268
Total                                            9,971,230

Total short-term securities
(Cost: $38,224,105)                            $38,214,031

Total investments in securities
(Cost: $1,355,418,301)(i)                   $1,725,951,246
See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Oct. 31, 2000, the value of foreign securities represented 6.56% of net assets.
(d)  Identifies issues considered to be illiquid as to their  marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Oct. 31, 2000, is as follows:

     Security                                  Acquisition          Cost
                                                  dates
     Adaytum Software                           09-15-00         $1,799,998
     Aurigin Systems
         2.46%                                  12-16-99          3,374,102
     Bluestream Ventures LP                     06-28-00          5,000,000
     Covia Technologies
         Cv                                     08-16-00          1,933,955
     Dia Dexus
         Cv Series C                            04-03-00          3,699,997
     Egility
         3.46%                                  03-03-00          5,000,000
     Equinix
         Cv                                     05-19-00          2,000,000
     Fibrogen
         Cv Series E                            05-17-00          2,999,998
     FREEI.Net
         8.05%                         11-04-99 thru 09-28-00     2,999,992
     Gorp.com
         5.15% Series B                         02-21-00          4,499,998
     Mars
         1.85% Cv                               02-17-99          5,000,000
     MarsMusic.com
         Cv                                     12-01-99         $3,000,000
     Protein Delivery
         2.50%                                  05-04-99          3,000,000
     SignalSoft
         Cv Series E                            12-15-99          3,000,001
     Tellium                                    09-19-00          1,350,000
     Therox                                     09-05-00          2,015,734
     Vcommerce
         Cv Series C                            07-21-00          1,992,001

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At Oct. 31, 2000, the amount of capital committed to the LLC or LP for future investment was $7,052,096.
(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(g) At Oct. 31, 2000, securities valued at $25,008,750 were held to cover open call options written as follows (see Note 6 to the financial statements):

     Issuer                 Contracts    Exercise   Expiration     Value(a)
                                           price       date
     Emulex                 10,000        $150      Nov. 2000     $135,000
     Forest Laboratories    10,000         145      Dec. 2000       44,698
     Forest Laboratories    10,000         140      Dec. 2000       63,448
     Forest Laboratories    10,000         145      Nov. 2000       20,625
     Forest Laboratories    10,000         140      Nov. 2000       34,375
     Juniper Networks       80,000         270      Nov. 2000      162,500
     VeriSign               20,000         200      Nov. 2000       18,125
     Total value                                                  $478,771

* At Oct. 31, 2000, cash or short-term securities were designated to cover open put options written as follows (see Note 6 to the financial statements):

     Issuer                 Contracts    Exercise   Expiration     Value(a)
                                           price       date
     MiniMed                12,500        $ 55      Nov. 2000      $ 4,688
     MiniMed                25,000          65      Nov. 2000       43,750
     SDL                    15,000         210      Nov. 2000       68,437
     Total value                                                  $116,875

(h)  Negligible market value.
(i) At Oct. 31, 2000, the cost of securities for federal income tax purposes was approximately $1,355,418,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
     Unrealized appreciation                                     $  471,033,000
     Unrealized  depreciation                                      (100,500,000)
                                                                   ------------
     Net unrealized appreciation                                 $  370,533,000
                                                                  -------------

Investments in Securities
IDS Life Series Fund, Inc.
Equity Income Portfolio
Oct. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.3%)
Issuer                            Shares          Value(a)
Aerospace & defense (2.2%)
Boeing                               704           $47,740
Goodrich (BF)                        535            21,902
Total                                               69,642

Automotive & related (1.2%)
Ford Motor                         1,435            37,489
Visteon                              103             1,822
Total                                               39,311

Banks and savings & loans (10.1%)
Bank of America                    1,682            80,840
Bank of New York                     990            56,987
FleetBoston Financial              1,836            69,768
Mellon Financial                   1,439            69,432
Wells Fargo                        1,119            51,824
Total                                              328,851

Beverages & tobacco (3.1%)
Anheuser-Busch                     1,072            49,044
Philip Morris                      1,400            51,275
Total                                              100,319

Building materials & construction (0.5%)
Martin Marietta Materials            396            15,206

Communications equipment & services (1.0%)
Motorola                           1,275            31,795

Computers & office equipment (4.7%)
Compaq Computer                      785            23,872
Electronic Data Systems              313            14,691
Equant ADR                      246(b,c)             8,349
First Data                           446            22,356
Hewlett-Packard                      302            14,024
Intl Business Machines               286            28,171
Solectron                         900(b)            39,600
Total                                              151,063

Electronics (0.6%)
Agilent Technologies                1(b)                27
Natl Semiconductor                315(b)             8,190
Texas Instruments                    239            11,725
Total                                               19,942

Energy (8.7%)
BP Amoco ADR                      600(c)            30,563
Chevron                            1,022            83,932
Conoco Cl A                        1,827            47,159
Exxon Mobil                          915            81,607
Kerr-McGee                           574            37,489
Total                                              280,750

Energy equipment & services (0.6%)
Halliburton                          489            18,124
Financial services (16.3%)
Alliance Capital Management
   Holding LP                     776(d)           $37,248
Citigroup                          3,115           163,910
Fannie Mae                         1,004            77,308
Lehman Brothers Holdings           1,056            68,112
Morgan Stanley, Dean Witter,
   Discover & Co                   1,127            90,512
Providian Financial                  859            89,336
Total                                              526,426

Food (2.7%)
General Mills                      1,390            58,032
SUPERVALU                          1,900            29,213
Total                                               87,245

Health care (7.1%)
American Home Products               772            49,022
Baxter Intl                          577            47,422
Bristol-Myers Squibb                 813            49,542
Pharmacia                            806            44,330
Watson Pharmaceuticals            600(b)            37,538
Total                                              227,854

Household products (3.0%)
Colgate-Palmolive                    816            47,948
Kimberly-Clark                       757            49,962
Total                                               97,910

Industrial equipment & services (2.3%)
Illinois Tool Works                  627            34,838
Parker-Hannifin                      923            38,189
Total                                               73,027

Insurance (5.0%)
American Intl Group                  985            96,530
Marsh & McLennan                     485            63,414
Total                                              159,944

Leisure time & entertainment (1.6%)
Viacom Cl B                       878(b)            49,936
Media (1.2%)
Adelphia Communications Cl A      235(b)             7,799
USA Networks                    1,500(b)            30,375
Total                                               38,174

Metals (0.8%)
Alcoa                                900            25,819

Miscellaneous (1.5%)
Stilwell Financial                 1,100            49,294

Multi-industry conglomerates (1.2%)
Emerson Electric                     200           $14,688
General Electric                     450            24,665
Total                                               39,353

Paper & packaging (1.1%)
Intl Paper                           968            35,453

Retail (5.9%)
Best Buy                          500(b)            25,094
CVS  1,431                        75,753
Gap                                1,200            30,975
Limited                              900            22,725
Target                             1,280            35,360
Total                                              189,907

Utilities -- electric (3.1%)
Dominion Resources                   513            30,556
Duke Energy                          601            51,949
PPL  454                          18,699
Total                                              101,204

Utilities -- gas (1.5%)
Coastal                              418            31,533
Williams Companies                   367            15,345
Total                                               46,878

Utilities -- telephone (9.3%)
ALLTEL                               134             8,635
AT&T 1,600                        37,100
AT&T - Liberty Media Group
   Cl A                         1,150(b)            20,700
AT&T Wireless Group               915(b)            22,818
BellSouth                          1,052            50,825
Intermedia Communications           6(b)               133
SBC Communications                 1,037            59,822
Telefonica de Espana ADR        112(b,c)             6,489
Telefonos de Mexico ADR Cl L      123(c)             6,634
Verizon                            1,206            69,721
WorldCom                          647(b)            15,366
Total                                              298,243

Total common stocks
(Cost: $2,912,462)                              $3,101,670

Total investments in securities
(Cost: $2,912,462)(e)                           $3,101,670
See accompanying notes to investments in securities.

IDS Life Series Fund, Inc.
Equity Income Portfolio
Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Oct. 31, 2000, the value of foreign securities represented 1.62% of net assets.
(d) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.
(e)  At Oct. 31, 2000,  the cost of securities for federal income tax purposes
     was  approximately   $2,912,000  and  the  approximate   aggregate  gross
     unrealized   appreciation  and  depreciation  based  on  that  cost  was:
     Unrealized  appreciation                                         $ 321,000
     Unrealized  depreciation                                          (131,000)
     Net unrealized appreciation                                      $ 190,000

Investments in Securities
IDS Life Series Fund, Inc.
Government Securities Portfolio
Oct. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (97.3%)
Issuer          Coupon         Principal          Value(a)
                  rate            amount
Mortgage-backed securities (67.1%)
Federal Home Loan Bank
     08-15-05    6.88%          $900,000          $911,673
Federal Home Loan Mtge Corp
     06-01-12     7.00           127,419           127,091
     01-01-13     6.00           299,843           289,708
     02-01-13     6.50           195,715           191,897
     06-01-15     7.50           390,170           393,126
     12-01-27     6.00           261,774           246,224
     05-01-28     7.00           284,969           279,982
     08-01-28     7.00           170,165           167,232
Federal Natl Mtge Assn
     04-15-03     5.75           200,000           196,913
     02-13-04     5.13         1,125,000         1,083,238
     08-15-04     6.50           100,000            99,891
     06-01-10     6.50           194,284           192,141
     03-01-13     6.00           152,209           146,808
     04-01-13     5.50           327,080           308,990
     07-01-13     6.50           378,412           371,274
     06-01-14     6.50           500,004           490,572
     09-01-14     7.00           471,523           469,198
     01-01-15     6.50           584,247           572,893
     03-01-15    7.00%           $93,838           $93,376
     03-01-23     9.00            46,298            48,103
     09-01-25     7.00           144,347           142,002
     04-01-27     6.50           201,067           193,887
     03-01-28     6.50           306,032           294,461
     04-01-28     6.00           255,639           240,241
     09-01-28     6.00           592,511           556,353
     10-01-28     6.00           665,823           625,718
     11-01-28     6.00           442,656           415,994
     12-01-28     7.00           339,892           333,444
     09-01-29     6.00           493,464           462,909
     05-01-30     8.50           128,493           131,311
     06-01-30     8.50           106,545           108,881
     07-01-30     7.50           498,773           498,080
Govt Natl Mtge Assn
     05-15-17     8.00            30,249            30,873
     07-15-28     6.50           969,358           936,029
Total                                           11,650,513

U.S. government obligations & agencies (30.2%)
Resolution Funding Corp
     10-15-19     8.13           400,000           468,027
   Zero Coupon
     04-15-05     5.70        200,000(b)           152,892
U.S. Treasury
     08-15-01     7.88           100,000           101,125
     11-15-01    7.50%          $830,000          $839,728
     11-30-02     5.75           300,000           298,734
     05-15-16     7.25           300,000           337,407
     11-15-16     7.50           700,000           806,421
     05-15-17     8.75           950,000         1,220,598
     08-15-23     6.25           725,000           747,881
     11-15-24     7.50           145,000           172,686
     08-15-27     6.38           100,000           105,391
Total                                            5,250,890

Total bonds
(Cost: $16,843,304)                            $16,901,403

Short-term security (1.1%)
Issuer      Annualized            Amount          Value(a)
         yield on date        payable at
           of purchase          maturity
U.S. government agency
Federal Home Loan Bank Disc Nt
     11-17-00    6.41%          $200,000          $199,377

Total short-term security
(Cost: $199,432)                                  $199,377

Total investments in securities
(Cost: $17,042,736)(c)                         $17,100,780
See accompanying notes to investments in securities.

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(c) At Oct. 31, 2000, the cost of securities for federal income tax purposes was approximately $17,043,000 and the approximate aggregate gross
    unrealized   appreciation  and  depreciation  based  on  that  cost  was:
    Unrealized  appreciation                                          $ 281,000
    Unrealized  depreciation                                           (223,000)
                                                                       --------
    Net unrealized appreciation                                       $  58,000
                                                                      ---------

Investments in Securities
IDS Life Series Fund, Inc.
Income Portfolio
Oct. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (86.1%)
Issuer          Coupon         Principal          Value(a)
                  rate            amount
Government obligations & agencies (4.7%)
Republic of Brazil
   (U.S. Dollar)
     04-15-14    8.00%       $369,423(c)          $275,220
U.S. Treasury
     05-15-17     8.75           400,000           513,936
     05-15-18     9.13         2,300,000         3,067,992
United Mexican States
   (U.S. Dollar)
     03-12-08     8.63        250,000(c)           242,750
     09-15-16    11.38        250,000(c)           282,188
Total                                            4,382,086

Mortgage-backed securities (38.8%)
Federal Home Loan Mtge Corp
     07-15-04     6.25         3,500,000         3,468,447
     06-01-09     5.50           407,211           391,355
     08-01-11     6.50         1,306,294         1,285,488
     03-01-13     5.50           761,255           719,953
   Collateralized Mtge Obligation
     06-15-20     8.00            90,672            91,879
Federal Natl Mtge Assn
     04-15-03     5.75         2,000,000         1,969,134
     09-15-09     6.63           500,000           497,987
     06-01-10     6.50           582,853           576,423
     02-01-11     6.00         1,124,243         1,092,794
     09-01-13     6.00         1,488,194         1,434,278
     11-01-13     6.00         1,587,283         1,529,777
     04-01-14     5.50         3,000,001         2,826,541
     05-01-26     7.00         3,161,093         3,108,745
     07-01-26     7.00         1,346,660         1,324,359
     12-01-27     6.00         2,242,328         2,108,075
     12-01-27     6.50         1,787,274         1,722,895
     10-01-28     6.50         1,755,258         1,689,186
     06-01-29     6.50         2,773,324         2,664,998
     02-01-30     7.50         2,500,644         2,498,455
     08-01-30     7.50         2,000,000         1,997,220
     08-01-30     8.00         3,000,000         3,037,371
Merrill Lynch Mtge Investors
     06-15-21     7.60         91,767(k)            85,107
Morgan Stanley Capital
   Collateralized Mtge Obligation
     11-15-28     6.59           217,929           217,070
Total                                           36,337,537

Aerospace & defense (0.8%)
BE Aerospace
   Sr Sub Nts Series B
     02-01-06     9.88            50,000            50,000
Compass Aerospace
   Company Guaranty Series D
     04-15-05    10.13         50,000(b)             7,000
Fairchild
   Company Guaranty
     04-15-09   10.75%          $100,000           $80,000
Northrop-Grumman
     03-01-06     7.00           250,000           242,178
Roller Bearing
   Company Guaranty Series B
     06-15-07     9.63           200,000           178,000
Sequa
   Sr Nts
     08-01-09     9.00           150,000           145,500
Total                                              702,678

Airlines (0.9%)
Continental Airlines
   Series 1996A
     10-15-13     6.94           354,888           337,626
United Air Lines
     07-01-10     7.73           500,000           510,015
Total                                              847,641

Automotive & related (0.6%)
Aftermarket Technology
   Sr Sub Nts Series D
     08-01-04    12.00            75,000            74,250
Ford Motor Credit
     07-16-04     6.70           500,000           489,765
Total                                              564,015

Banks and savings & loans (3.7%)
Capital One Bank
     05-15-08     6.70           500,000           450,295
Comerica Bank
   Sub Nts
     10-01-08     6.00           500,000           452,993
Corp Andina de Fomento
   (U.S. Dollar)
     02-01-03     7.10        300,000(c)           296,367
Deutsche Telekom Intl Finance
   (U.S. Dollar)
     06-15-10     8.00        500,000(c)           510,650
Hubco Capital Trust I
   Company Guaranty Series B
     02-01-27     8.98           500,000           387,339
MBNA American Bank
   Sub Nts
     03-15-08     6.75           500,000           451,200
Wachovia
   Sr Nts
     07-15-05     7.45           350,000           353,371
Washington Mutual Capital
   Company Guaranty
     06-01-27     8.38           200,000           175,436
Wells Fargo
   Sr Medium-term Nts Series G
     09-15-02    6.38%          $400,000          $395,940
Total                                            3,473,591

Building materials & construction (1.0%)
Nortek
   Sr Sub Nts
     03-01-04     9.88           150,000           135,000
Pulte
   Sr Nts
     12-15-03     7.00           300,000           282,810
Tyco Intl Group
   (U.S. Dollar) Company Guaranty
     06-15-03     6.25        500,000(c)           486,035
Total                                              903,845

Chemicals (1.7%)
Allied Waste North America
   Company Guaranty Series B
     01-01-06     7.63            50,000            44,500
     08-01-09    10.00           100,000            85,500
Dow Chemical
     11-01-29     7.38           200,000           191,828
ISP Holdings
   Sr Nts Series B
     02-15-02     9.75            50,000            44,000
Lyondell Chemical
   Series A
     05-01-07     9.63           100,000            97,000
Rohm & Haas
     07-15-04     6.95           500,000           495,100
Sovereign Specialty Chemical
     03-15-10    11.88            75,000            73,875
Sterling Chemicals
   Company Guaranty Series B
     07-15-06    12.38           100,000            96,000
Waste Management
   Sr Nts
     10-01-07     7.13           500,000           454,590
Total                                            1,582,393

Communications equipment & services (1.8%)
360networks
   (U.S. Dollar) Sr Nts
     05-01-08    13.00         75,000(c)            60,000
Aether Systems
   Cv
     03-22-05     6.00           113,000            81,360
Aspect Communications
   Zero Coupon Cv Sub Deb
     08-10-18     6.00        110,000(f)            30,198
DLJ Secured Loan Trust
   Sr Secured Ctfs
     07-07-07    10.13        500,000(d)           517,900
Dobson/Sygnet Communications
   Sr Nts
     12-15-08   12.25%          $100,000           $99,750
Efficient Networks
   Cv Sub Nts
     03-15-05     5.00           100,000            67,484
Fairpoint Communications
   Sr Sub Nts Series B
     05-01-08     9.50           100,000            88,000
Flag
   (U.S. Dollar) Sr Nts
     01-30-08     8.25         50,000(c)            41,500
KMC Telecom Holdings
   Zero Coupon Sr Disc Nts
     02-15-03    12.70        175,000(e)            17,500
NTL
   Cv Sub Nts
     12-15-09     5.75         60,000(d)            39,678
   Sr Nts Series B
     10-01-08    11.50            80,000            73,200
Price Communications Wireless
   Company Guaranty Series B
     12-15-06     9.13           300,000           300,000
Rhythms NetConnections
   Sr Nts
     02-15-10    14.00            50,000            24,500
Rural Cellular
   Sr Sub Nts Series B
     05-15-08     9.63           175,000           159,250
Spectrasite Holdings
   Zero Coupon Sr Disc Nts
     04-15-04    15.60        250,000(e)           128,750
Total                                            1,729,070

Computers & office equipment (0.4%)
Adaptec
   Cv Sub Nts
     02-01-04     4.75            80,000            63,504
Globix
   Sr Nts
     02-01-10    12.50            50,000            27,500
PSINet
   Sr Nts
     11-01-08    11.50           100,000            50,000
Sanmina
   Zero Coupon Cv
     09-12-20     4.25      260,000(d,f)           129,558
Solectron
   Zero Coupon Cv
     05-08-20     2.67        166,000(f)           112,082
Total                                              382,644

Electronics (1.2%)
Advanced Energy Industries
   Cv
     11-15-06     5.25            40,000            30,650
Celestica
   (U.S. Dollar) Zero Coupon Cv
     08-01-20     3.40      100,000(c,f)            50,750
Conexant Systems
   Cv
     02-01-07    4.00%          $160,000           $96,600
   Cv Sub Nts
     02-01-07     4.00         45,000(d)            27,522
Lam Research
   Cv Sub Nts
     09-01-02     5.00            70,000            70,255
LSI Logic
   Cv
     02-15-05     4.00           160,000           133,599
SCI Systems
   Cv
     03-15-07     3.00           120,000           121,600
Semtech
   Cv
     02-01-07     4.50         35,000(d)            32,845
Thomas & Betts
     01-15-06     6.50           400,000           388,471
Triquint Semiconductor
   Cv Sub Nts
     03-01-07     4.00            50,000            38,063
Vitesse Semiconductor
   Cv
     03-15-05     4.00         50,000(d)            43,250
     03-15-05     4.00            50,000            43,688
Total                                            1,077,293

Energy (2.7%)
AES Drax Energy
   (U.S. Dollar)
     08-30-10    11.50       50,000(c,d)            52,500
Alberta Energy
   (U.S. Dollar)
     09-15-30     8.13        500,000(c)           503,235
Ashland
   Medium-term Nts Series J
     08-15-05     7.83           500,000           498,936
Devon Energy
   Cv Deb
     08-15-08     4.90            57,000            55,290
Kerr-McGee
     10-15-05     8.13           500,000           520,539
Lodestar Holdings
   Company Guaranty
     05-15-05    11.50           250,000            40,000
Phillips Petroleum
     05-25-05     8.50           200,000           210,991
Roil
   (U.S. Dollar)
     12-05-02    12.78      131,500(c,d)           124,268
USX
     03-01-08     6.85           500,000           485,035
Total                                            2,490,794

Financial services (5.0%)
American General Finance
   Sr Nts
     11-01-03     5.75           500,000           482,340
AOA Holdings LLC
   Sr Nts
     06-01-06   10.38%          $100,000           $96,125
Barclays North America Capital
     05-15-21     9.75           300,000           315,765
Capital One Financial
     08-01-08     7.13           500,000           459,055
Duke Capital
   Sr Nts
     10-01-09     7.50           500,000           502,159
GMAC
     11-10-03     5.75           500,000           483,265
Indah Kiat Finance Mauritius
   (U.S. Dollar) Company Guaranty
     07-01-07    10.00         50,000(c)            20,500
LaBranche
   Sr Nts
     08-15-04     9.50           150,000           152,900
   Sr Sub Nts
     03-01-07    12.00           100,000           107,000
Morgan Stanley, Dean Witter, Discover & Co
     06-15-05     7.75           500,000           510,363
Providian Financial
   Cv Sr Nts
     08-15-05     3.25            70,000            69,864
Providian Master Trust
   Series 1997-4 Cl A
     06-15-07     6.25           500,000           496,300
Providian Natl Bank
   Sr Nts
     03-15-03     6.70           500,000           484,620
Wilmington Trust
     05-01-08     6.63           500,000           466,710
Total                                            4,646,966

Food (0.2%)
Aurora Foods
   Sr Sub Nts Series B
     02-15-07     9.88           130,000           100,100
RAB Enterprises
   Company Guaranty
     05-01-05    10.50            75,000            55,875
Total          155,975

Health care (0.9%)
Allergan
   Zero Coupon Cv
     11-01-20     2.50      120,000(d,f)            76,500
Inhale Theraptic Systems
   Cv Sub Nts
     10-17-07     3.50         60,000(d)            65,850
Roche Holdings
   Zero Coupon Cv
     01-19-15     1.48      123,000(d,f)           109,640
Teva Pharmaceuticals Finance LLC
   Cv Sr Nts
     10-15-05     1.50         90,000(d)            89,438
Watson Pharmaceuticals
   Sr Nts
     05-15-08     7.13           500,000           461,369
Total                                              802,797

Health care services (0.8%)
HCA-The Healthcare
     06-15-05    6.91%          $100,000           $94,375
     09-01-10     8.75            85,000            86,063
Paracelsus Healthcare
   Sr Sub Nts
     08-15-06    10.00        350,000(b)           143,500
Sunrise Assisted Living
   Cv Sub Nts
     06-15-02     5.50           119,000           104,720
Tenet Healthcare
   Sr Nts Series B
     09-01-10     9.25            75,000            77,250
   Sr Sub Nts Series B
     12-01-08     8.13           200,000           192,750
Triad Hospitals Holdings
   Company Guaranty Series B
     05-15-09    11.00            50,000            52,125
Total                                              750,783

Industrial equipment & services (0.8%)
ARAMARK Services
   Company Guaranty
     12-01-06     7.10           500,000           476,609
Motor & Gears
   Sr Nts Series D
     11-15-06    10.75           100,000            97,000
Terex
   Company Guaranty Series D
     04-01-08     8.88           175,000           154,000
Total                                              727,609

Insurance (1.5%)
American General Institute Capital
   Company Guaranty Series A
     12-01-45     7.57        250,000(d)           217,805
Americo Life
   Sr Sub Nts
     06-01-05     9.25           130,000           121,875
Florida Windstorm
   (MBIA Insured)
     02-25-19     7.13      500,000(d,g)           475,920
SAFECO Capital Trust
   Company Guaranty
     07-15-37     8.07           500,000           395,732
Zurich Capital Trust
   Company Guaranty
     06-01-37     8.38        250,000(d)           236,732
Total                                            1,448,064

Leisure time & entertainment (1.5%)
Argosy Gaming
   Company Guaranty
     06-01-09    10.75           150,000           156,750
Cinemark USA
   Sr Sub Nts Series B
     08-01-08     9.63           250,000           105,000
Coast Hotels & Casino
   Company Guaranty
     04-01-09     9.50           125,000           123,125
Horseshoe Gaming Holdings
   Company Guaranty
     05-15-09    8.63%          $250,000          $243,749
Riviera Holdings
   Company Guaranty
     08-15-04    10.00           100,000            88,750
Station Casinos
   Sr Sub Nts
     07-01-10     9.88        155,000(d)           155,388
Time Warner
     02-01-24     7.57           350,000           331,838
United Artists Theatres
   Series 1995A
     07-01-15     9.30            91,049            63,843
Viacom
   Company Guaranty
     07-30-10     7.70           150,000           152,942
Total                                            1,421,385

Media (2.5%)
Charter Communications Holdings/Charter Capital
   Sr Nts
     01-15-10    10.25           100,000            97,250
Coaxial Communications/Phoenix
   Company Guaranty
     08-15-06    10.00           100,000            96,500
Comcast
   Sr Nts
     11-01-05     8.38           250,000           259,280
Comcast Cable Communications
     11-15-08     6.20           300,000           275,946
Cox Enterprises
     06-15-09     7.38        500,000(d)           483,410
Golden Sky Systems
   Company Guaranty Series B
     08-01-06    12.38           150,000           162,000
Lamar Media
   Company Guaranty
     12-01-06     9.63           150,000           151,125
MDC Communications
   (U.S. Dollar) Sr Sub Nts
     12-01-06    10.50        100,000(c)            91,000
Quebecor Printing Capital
   Company Guaranty
     01-15-07     7.25           500,000           465,180
Time Warner Entertainment
   Sr Nts
     07-15-33     8.38           250,000           260,290
Total                                            2,341,981

Metals (0.4%)
Alcan Aluminum
   (U.S. Dollar)
     01-15-22     8.88        200,000(c)           208,202
Great Lakes Carbon
   Company Guaranty Pay-in-kind Series B
     05-15-08    10.25         30,000(l)            13,200
Imexsa Export Trust
   (U.S. Dollar)
     05-31-03    10.13      122,208(c,d)           120,375
Oregon Steel Mills
   1st Mtge
     06-15-03   11.00%           $50,000           $37,000
Total                                              378,777

Miscellaneous (2.2%)
Actuant
   Company Guaranty
     05-01-09    13.00         55,000(d)            53,350
Argo-Tech
   Company Guaranty
     10-01-07     8.63           100,000            81,000
Bistro Trust
     12-31-02     9.50        250,000(d)           250,035
Falcon Products
   Company Guaranty Series B
     06-15-09    11.38           150,000           138,000
Hyder
   (U.S. Dollar)
     12-15-07     6.88      500,000(c,d)           436,990
ISG Resources
     04-15-08    10.00           140,000           107,800
Nationwide Credit
   Sr Nts Series A
     01-15-08    10.25            45,000            14,850
Network Associates
   Zero Coupon Cv Sub Deb
     02-13-18     8.70        286,000(f)           105,234
Norcal Waste Systems
   Company Guaranty Series B
     11-15-05    13.50            50,000            52,000
NSM Steel
   Company Guaranty
     02-01-06    12.00      129,935(b,d)             5,197
Omega Cabinets
   Sr Sub Nts
     06-15-07    10.50           225,000           209,250
Outsourcing Solutions
   Sr Sub Nts Series B
     11-01-06    11.00           140,000           116,200
PSA
   (U.S. Dollar)
     08-01-05     7.13      500,000(c,d)           505,415
Stellex Inds
   Sr Sub Nts Series B
     11-01-07     9.50        250,000(b)            27,500
Total                                            2,102,821

Multi-industry conglomerates (1.4%)
Goodrich (BF)
   Company Guaranty
     04-15-08     7.50           500,000           479,104
Hutchison Whampoa Finance
   (U.S. Dollar) Company Guaranty Series A
     08-01-07     6.95      250,000(c,d)           241,418
Jordan Inds
   Sr Nts Series D
     08-01-07    10.38           175,000           162,750
Prime Succession
   Sr Sub Nts
     08-15-04   10.75%        $65,000(b)            $9,750
Spherion
   Cv Sub Nts
     06-01-05     4.50            76,000            48,576
USI American Holdings
   Sr Nts Series B
     12-01-06     7.25           425,000           409,808
Total                                            1,351,406

Paper & packaging (2.0%)
Abitibi-Consolidated
   (U.S. Dollar)
     08-01-05     8.30        500,000(c)           508,630
APP China Group
   (U.S. Dollar) Sr Nts
     03-15-05    14.00      200,000(c,d)            84,020
Ball
   Company Guaranty
     08-01-08     8.25            50,000            47,000
Chesapeake
     05-01-03     9.88           100,000           102,654
Intl Paper
     07-08-03     8.00        500,000(d)           508,950
     11-15-12     5.13            85,000            64,535
Packaging Corp of America
   Company Guaranty
     04-01-09     9.63           250,000           255,625
Quno
   (U.S. Dollar) Sr Nts
     05-15-05     9.13        250,000(c)           257,734
Silgan Holdings
     06-01-09     9.00            50,000            42,438
Total                                            1,871,586

Restaurants & lodging (0.6%)
MGM Mirage
     02-06-08     6.88           500,000           451,165
   Company Guaranty
     06-01-07     9.75           115,000           119,313
Total                                              570,478

Retail (1.0%)
Eye Care Centers of America
   Company Guaranty
     05-01-08     9.13           100,000            40,000
Flooring America
   Company Guaranty
     10-15-07     9.25        185,000(b)            26,363
Kroger
   Company Guaranty
     03-01-08     7.45           250,000           242,968
   Sr Nts
     07-15-06     8.15           500,000           507,289
Target
     08-15-10     7.50           150,000           149,147
Total                                              965,767

Textiles & apparel (0.4%)
Tommy Hilfiger USA
   Company Guaranty
     06-01-03    6.50%          $500,000          $382,500

Transportation (0.4%)
Enterprise Rent-A-Car USA Finance
     02-15-08     6.80        200,000(d)           186,272
Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
     06-15-04     9.25      100,000(b,c)            37,000
Hermes Europe RailTel
   (U.S. Dollar) Sr Nts
     01-15-09    10.38        200,000(c)           100,000
Zhuhai Highway
   (U.S. Dollar) Sub Nts
     07-01-08    11.50    250,000(b,c,d)            12,500
Total                                              335,772

Utilities -- electric (1.3%)
AES
   Sr Nts
     09-15-10     9.38            50,000            49,715
Cleveland Electric Illuminating
   1st Mtge Series B
     05-15-05     9.50           250,000           253,173
Connecticut Light & Power
   1st Mtge Series C
     06-01-02     7.75           250,000           251,913
Edison Mission Energy
   Sr Nts
     06-15-09     7.73           500,000           478,181
Midland Funding II
   Series A
     07-23-05    11.75           100,000           110,696
Sithe Independence Funding
   Series A
     12-30-13     9.00           100,000           101,600
Total                                            1,245,278

Utilities -- gas (0.8%)
Columbia Energy Group
   Series E
     11-28-10     7.32           500,000           469,830
El Paso Energy
   Sr Nts
     05-15-09     6.75           200,000           190,048
Southwest Gas
   Series F
     06-15-02     9.75           100,000           103,053
Total                                              762,931

Utilities -- telephone (4.0%)
COLT Telecom Group
   (European Monetary Unit) Cv
     04-03-07     2.00      140,000(c,d)            94,338
Global Crossing Holdings
   (U.S. Dollar) Sr Nts
     11-15-09     9.50         75,000(c)            71,625
GTE Florida
     02-01-28     6.86           500,000           451,280
Intermedia Communications
   Sr Nts Series B
     06-01-08    8.60%          $100,000           $94,250
   Zero Coupon Sr Disc Nts Series B
     07-15-07    13.00        275,000(e)           228,250
Level 3 Communications
   Cv
     03-15-10     6.00           100,000            59,177
McLeod USA
   Sr Nts
     02-15-09     8.13            50,000            43,250
Nextel Communications
   Cv
     11-15-09     9.38           150,000           144,750
PSINet
   Sr Nts
     12-01-06    10.50            50,000            23,875
Qwest Capital Funding
   Company Guaranty
     07-15-28     6.88           500,000           439,240
Qwest Communications Intl
   Sr Nts Series B
     11-01-08     7.50           500,000           494,530
RSL Communications
   (U.S. Dollar) Company Guaranty
     11-15-06    12.25        250,000(c)            45,000
United Pan-Europe Communications
   (U.S. Dollar) Sr Nts Series B
     02-01-10    11.25         75,000(c)            57,000
     02-01-10    11.50         75,000(c)            56,625
Vodafone Group
   Company Guaranty
     05-01-08     6.65           500,000           478,415
   (U.S. Dollar)
     02-15-10     7.75      500,000(c,d)           508,790
Williams Communications Group
   Sr Nts
     08-01-10    11.88         50,000(d)            43,500
WorldCom
     05-15-10     8.25           400,000           414,316
Total                                            3,748,211

Total bonds
(Cost: $83,946,258)                            $80,484,674

Common stocks (0.1%)
Issuer                            Shares          Value(a)
Global Crossing                 400(b,c)           $28,650
Globix                          3,520(b)            35,640
Intermedia Communications          45(b)               996
PhoneTel Technologies           9,500(b)             2,375

Total common stocks
(Cost: $174,685)                                   $67,661

Preferred stocks & other (1.8%)
Asia Pulp & Paper
   Warrants                     200(c,d)                $2
Century Maintenance
   13.25% Pay-in-kind
   Series C                    1,360 (l)           102,170
Coastal
   6.63% Cv PRIDES              2,710(j)           116,530
CSC Holdings
   11.75% Cm Pay-in-kind
   Series H                     2,300(l)           248,400
Dominion Resources
   9.50% Cv                        2,370           139,386
Georgia-Pacific Group
   7.50% Cv                        3,470           111,257
Global Crossing
   6.38% Cm Cv                  530(c,d)            37,961
KMC Telecom Holdings
   Warrants                       700(d)             1,400
Lincoln Natl
   7.75% Cm Cv                     2,350           $57,869
Metlife Capital
   8.00% Cm Cv                     1,270           111,284
Nextel Communications
   13.00% Cm Pay-in-kind
   Series D                      106 (l)           106,348
Paxson Communications
   12.50% Cm Pay-in-kind
   Exchangeable                   250(l)           248,749
Pegasus Communications
   12.75% Cm Pay-in-kind
   Series A                       213(l)           222,324
Pharmacia
   6.50% Cv ACES                1,330(i)            64,089
Primus Telecommunications
   Warrants                          200             2,900
Wendys Financing
   5.00% Cm Cv Series A            1,910            93,590

Total preferred stocks & other
(Cost: $1,599,648)                              $1,664,259

Short-term securities (9.8%)
Issuer      Annualized            Amount          Value(a)
         yield on date        payable at
           of purchase          maturity
U.S. government agencies (9.3%)
Federal Home Loan Bank Disc Nts
   11-03-00      6.40%          $600,000          $599,680
   11-15-00       6.39         2,000,000         1,994,687
   11-24-00       6.48           700,000           696,990
   11-28-00       6.41         1,100,000         1,094,546
Federal Home Loan Mtge Corp Disc Nts
   12-19-00       6.44         1,100,000         1,090,440
Federal Natl Mtge Assn Disc Nts
   11-06-00       6.41           700,000           699,253
   11-22-00       6.42           600,000           597,591
   12-21-00       6.45           600,000           594,324
   12-28-00       6.46         1,300,000         1,285,993
Total                                            8,653,504

Commercial paper (0.5%)
CXC
   01-09-01       6.64        500,000(h)           493,535

Total short-term securities
(Cost: $9,149,704)                              $9,147,039

Total investments in securities
(Cost: $94,870,295)(m)                         $91,363,633
See accompanying notes to investments in securities.

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Oct. 31, 2000, the value of foreign securities represented 6.90% of net assets.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(g) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:
       MBIA -- Municipal Bond Investors Assurance
(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(i) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.
(j) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.
(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2000.
(l) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.
(m) At Oct. 31, 2000, the cost of securities for federal income tax purposes was approximately $94,870,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
       Unrealized appreciation                                      $   891,000
       Unrealized depreciation                                       (4,397,000)
       Net unrealized depreciation                                  $(3,506,000)

Investments in Securities
IDS Life Series Fund, Inc.
International Equity Portfolio
Oct. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (89.4%)(c)
Issuer                            Shares          Value(a)
Australia (2.0%)
Banks and savings & loans (1.0%)
Commonwealth Bank of
   Australia                     241,000        $3,585,358

Insurance (1.0%)
AMP  388,000                   3,496,461

Canada (3.1%)
Communications equipment & services (1.2%)
Nortel Networks                   91,200         4,149,600

Energy (0.9%)
Petro-Canada                     150,682         3,157,090

Multi-industry conglomerates (1.0%)
Bombardier Cl B                  227,400         3,565,920

France (8.8%)
Banks and savings & loans (1.2%)
BNP Paribas                       48,494         4,176,116

Communications equipment & services (2.8%)
Alcatel                          165,892        10,109,861

Computers & office equipment (2.1%)
Cap Gemini                        45,177         7,198,899

Household products (2.7%)
Aventis                          130,276         9,385,863

Germany (6.4%)
Banks and savings & loans (3.1%)
Deutsche Bank                    133,373        10,909,029

Computers & office equipment (2.4%)
SAP  40,975                    8,300,567

Utilities -- electric (0.9%)
E.On 44,216                    2,242,228

Hong Kong (0.3%)
Communications equipment & services
China Mobile                  150,000(b)           966,458

Italy (4.5%)
Banks and savings & loans (2.5%)
San Paolo - IMI                  529,018         8,564,356

Insurance (1.2%)
Assicurazioni Generali           129,576         4,255,858

Utilities -- telephone (0.8%)
Telecom Italia Mobile         340,571(b)         2,892,453

Japan (18.5%)
Chemicals (0.9%)
Asahi Chemical Inds              523,000        $3,237,916

Computers & office equipment (2.7%)
Canon                             87,000         3,450,041
Fujitsu                          207,000         3,685,392
Hitachi Software Engineering      20,200         2,182,984
Total                                            9,318,417

Electronics (2.7%)
Hitachi                          284,000         3,043,136
Nintendo                          13,000         2,149,006
Pioneer                           17,000           526,239
Rohm 15,000                    3,779,192
Total                                            9,497,573

Furniture & appliances (1.3%)
Matsushita Electric Industrial   151,000         4,383,826

Health care (1.0%)
Takeda Chemical Inds              52,000         3,424,123

Health care services (1.1%)
Yamanouchi Pharmaceutical         83,000         3,755,106

Industrial equipment & services (1.0%)
Amada                            466,000         3,627,621

Media (0.8%)
Sony 33,700                    2,691,309

Miscellaneous (0.6%)
Oriental Land                     37,300         2,254,602

Multi-industry conglomerates (1.0%)
Mitsubishi Materials           1,163,000         3,419,022

Retail (0.6%)
Ryohin Keikaku                    44,100         2,237,513

Textiles & apparel (0.8%)
Kuraray                          300,000         2,816,192

Utilities -- telephone (4.0%)
Nippon Comsys                    118,000         2,269,439
Nippon Telegraph & Telephone         858         7,802,858
Nippon Television Network            747           420,739
NTT DoCoMo                        147(b)         3,621,485
Total                                           14,114,521

Mexico (1.0%)
Utilities -- telephone
Telefonos de Mexico
   ADR Cl L                       67,999         3,667,696

Netherlands (7.2%)
Banks and savings & loans (1.0%)
ABN AMRO Holding                 148,516        $3,436,582

Insurance (5.3%)
Fortis                           291,685         8,900,358
ING Groep                     140,619(b)         9,644,745
Total                                           18,545,103

Miscellaneous (0.9%)
VNU  70,452(b)                 3,314,189

Singapore (1.5%)
Banks and savings & loans (0.9%)
Overseas Union Bank              647,576         3,135,144

Building materials & construction (0.6%)
Singapore Technologies
   Engineering                 1,326,000         2,137,613

Sweden (2.3%)
Communications equipment & services
Ericsson (LM) Cl B               593,682         7,880,210

Switzerland (0.9%)
Banks and savings & loans
Credit Suisse Group               16,264         3,048,200

United Kingdom (26.3%)
Aerospace & defense (0.8%)
BAE Systems                      486,347         2,764,868

Communications equipment & services (3.1%)
Marconi                          857,232        10,829,641

Health care (4.4%)
Glaxo Wellcome ADR               299,807         8,637,336
SmithKline Beecham               516,990         6,681,417
Total                                           15,318,753

Industrial equipment & services (1.0%)
Hays PLC                         610,608         3,336,072

Insurance (1.5%)
Prudential                       396,440         5,336,464

Leisure time & entertainment (1.8%)
EMI Group ADR                    857,647         6,426,207

Miscellaneous (0.4%)
Lattice Group                 623,222(b)         1,330,321

Retail (4.1%)
Next 268,227                   2,669,970
Tesco                          3,091,936        11,796,946
Total                                           14,466,916

Utilities -- gas (0.7%)
BG Group                         623,222        $2,497,746

Utilities -- telephone (8.5%)
British Telecommunications       650,000         7,626,427
COLT Telecom Group            142,540(b)         4,553,610
Vodafone Group                 4,174,142        17,380,691
Total                                           29,560,728

United States (6.9%)
Computer software & services (0.7%)
Veritas Software               18,000(b)         2,538,281

Computers & office equipment (2.9%)
Computer Sciences              50,837(b)         3,202,731
EMC  40,200(b)                 3,580,312
Sun Microsystems               30,500(b)         3,381,688
Total                                           10,164,731

Health care (2.3%)
Pfizer                            57,700         2,491,919
Schering-Plough                  104,500         5,401,344
Total                                            7,893,263

Multi-industry conglomerates (1.0%)
General Electric                  65,400         3,584,738

Total common stocks
(Cost: $312,763,619)                          $312,947,324

Other (0.3%)
United Kingdom
DB UK Tech Basket
   Warrant                        40,766          $893,272

Total other
(Cost: $1,265,638)                                $893,272

Short-term securities (8.3%)
Issuer      Annualized            Amount          Value(a)
         yield on date        payable at
           of purchase          maturity
U.S. government agencies (8.1%)
Federal Home Loan Bank Disc Nts
   11-03-00      6.40%          $900,000          $899,520
   11-17-00       6.41         5,700,000         5,682,800
Federal Home Loan Mtge Corp Disc Nts
   11-30-00       6.42         4,900,000         4,872,732
   12-05-00       6.43         1,300,000         1,291,924
   12-26-00       6.49         5,200,000         5,147,988
Federal Natl Mtge Assn Disc Nts
   11-15-00       6.40         2,800,000         2,792,556
   11-22-00       6.42         4,100,000         4,083,539
   12-07-00       6.44         1,400,000         1,390,406
   12-12-00       6.42         1,300,000         1,290,339
   12-21-00       6.45         1,000,000           990,540
Total                                           28,442,344

Commercial paper (0.2%)
Fleet Funding
   12-01-00      6.52%       $700,000(d)          $695,910

Total short-term securities
(Cost: $29,146,073)                            $29,138,254

Total investments in securities
(Cost: $343,175,330)(e)                       $342,978,850
See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)   Non-income producing.
(c)   Foreign security values are stated in U.S. dollars.
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e) At Oct. 31, 2000, the cost of securities for federal income tax purposes was approximately $343,175,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
      Unrealized appreciation                                      $ 25,351,000
      Unrealized depreciation                                       (25,547,000)
      Net unrealized depreciation                                  $   (196,000)

Investments in Securities
IDS Life Series Fund, Inc.
Managed Portfolio
Oct. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (73.2%)
Issuer                            Shares          Value(a)

Banks and savings & loans (1.0%)
Wells Fargo                      160,000        $7,410,000
Wilshire Financial Services
   Group                       77,199(b)            91,674
Total                                            7,501,674

Communications equipment & services (14.2%)
American Tower Cl A              200,000         8,187,500
Brocade Communications
   Systems                     20,000(b)         4,547,500
Corning                          510,000        39,015,000
Finisar                       170,000(b)         4,898,125
JDS Uniphase                  270,000(b)        21,971,250
Nokia ADR Cl A                280,000(c)        11,970,000
Nortel Networks               340,000(c)        15,470,000
PhoneTel Technologies          76,000(b)            19,000
Sycamore Networks              15,000(b)           948,750
Tellabs                        90,000(b)         4,494,375
Vialog                       10,845(b,k)            90,556
Total                                          111,612,056

Computer software & services (4.6%)
Akamai Technologies            40,000(b)         2,040,000
Microsoft                     200,000(b)        13,775,000
Portal Software                90,000(b)         3,166,875
VeriSign                       45,000(b)         5,940,000
Veritas Software               80,000(b)        11,281,250
Total                                           36,203,125

Computers & office equipment (17.3%)
America Online                 90,000(b)         4,538,700
BEA Systems                    60,000(b)         4,305,000
Cisco Systems                 560,000(b)        30,170,000
Dell Computer                  80,000(b)         2,360,000
EMC  280,000(b)               24,937,500
Globix                         10,560(b)           106,920
Hewlett-Packard                   90,000         4,179,375
Inktomi                        40,000(b)         2,537,500
Juniper Networks               20,000(b)         3,900,000
Redback Networks               10,000(b)         1,064,375
Sanmina                       310,000(b)        35,436,874
Solectron                     500,000(b)        22,000,000
Total                                          135,536,244

Electronics (9.2%)
Applied Materials              40,000(b)         2,125,000
Broadcom Cl A                  25,000(b)         5,559,375
Intel                            270,000        12,150,000
Jabil Circuit                 500,000(b)        28,531,250
Maxim Integrated Products     240,000(b)        15,915,000
PMC-Sierra                     30,000(b)         5,085,000
Texas Instruments                 60,000         2,943,750
Total                                           72,309,375

Financial services (3.9%)
Citigroup                        340,000        17,892,500
Schwab (Charles)                 360,000        12,645,000
Total                                           30,537,500

Health care (9.5%)
Amgen                          60,000(b)        $3,476,250
Genentech                      60,000(b)         4,950,000
Guidant                       210,000(b)        11,116,875
Invitrogen                    120,000(b)         9,127,500
Medtronic                        340,000        18,466,250
Pfizer                           320,000        13,820,000
Quest Diagnostics              50,000(b)         4,812,500
Schering-Plough                  170,000         8,786,875
Total                                           74,556,250

Insurance (2.0%)
American Intl Group              160,000        15,680,000

Leisure time & entertainment (1.3%)
Harley-Davidson                  220,000        10,601,250

Media (0.9%)
Comcast Special Cl A          180,000(b)         7,335,000

Miscellaneous (0.2%)
InterTrust Technologies        40,000(b)           400,000
TyCom                        40,000(b,c)         1,340,000
Total                                            1,740,000

Multi-industry conglomerates (5.7%)
General Electric                 400,000        21,925,000
Tyco Intl                     410,000(c)        23,241,875
Total                                           45,166,875

Retail (2.6%)
Best Buy                       80,000(b)         4,015,000
Safeway                       130,000(b)         7,109,375
Wal-Mart Stores                  210,000         9,528,750
Total                                           20,653,125

Utilities -- gas (0.4%)
Enron                             35,000         2,872,188

Utilities -- telephone (0.4%)
WorldCom                      130,000(b)         3,087,500

Total common stocks
(Cost: $361,430,395)                          $575,392,162

Preferred stocks & other (0.3%)
Century Maintenance
   13.25% Pay-in-kind Series C 12,892(e)          $968,512
CSC Holdings
   11.13% Pay-in-kind Series M  4,834(e)           514,821
Pegasus Communications
   12.75% Cm Pay-in-kind
   Series A                       500(e)           522,500
Poland Telecom
   Warrants                   625(c,d,j)                 --

Total preferred stocks & other
(Cost: $2,325,259)                              $2,005,833

Bonds (23.1%)
Issuer          Coupon         Principal          Value(a)
                  rate            amount
Government obligations & agencies (3.6%)
Govt Trust Certs Israel
     11-15-01    9.25%           $81,747           $82,889
U.S. Treasury
     02-15-03     6.25         4,000,000         4,025,000
     05-15-07     6.63         1,000,000         1,040,940
     05-15-08     5.63         3,000,000         2,957,820
     11-15-08     4.75         4,000,000         3,722,480
     11-15-16     7.50         1,800,000         2,073,654
     05-15-17     8.75         3,000,000         3,854,520
     11-15-21     8.00         6,300,000         7,786,421
     08-15-27     6.38         2,600,000         2,740,166
Total                                           28,283,890

Mortgage-backed securities (9.7%)
Federal Home Loan Mtge Corp
     03-01-13     5.50           761,255           719,953
     07-01-15     7.50         3,942,218         3,972,082
     11-01-22     8.00           191,284           194,691
     08-01-24     8.00           225,944           229,615
     07-01-28     6.00         2,189,369         2,056,650
     06-01-29     7.00         4,578,667         4,493,831
Federal Natl Mtge Assn
     05-14-04     5.63         5,000,000         4,861,970
     08-15-04     6.50         6,000,000         5,993,448
     02-15-08     5.75        10,000,000         9,513,000
     01-01-09     5.50           992,796           952,919
     06-01-10     6.50           777,137           768,564
     08-01-11     8.50           454,255           465,431
     09-01-13     6.00           744,097           717,139
     03-01-14     5.50         2,194,614         2,071,379
     12-01-14     5.50      5,179,172(h)         4,888,344
     04-01-23     8.50           103,425           106,207
     05-01-24     6.00         1,227,995         1,163,243
     06-01-24     9.00            50,601            52,494
     08-01-25     7.50           332,088           332,712
     09-01-25     6.50           703,770           680,236
     09-01-25     7.00           490,876           482,899
     12-01-25     7.00         1,288,535         1,267,596
     03-01-26     7.00           498,076           489,828
     04-01-26     7.00           616,835           606,620
     05-01-26     7.50           962,255           963,457
     09-01-26     7.50           525,341           525,667
     09-01-28     6.50         1,774,785         1,707,977
     11-01-28     6.00         5,357,652         5,034,945
     12-01-28     6.00         3,424,570         3,211,596
     12-01-28     6.50         1,798,970         1,728,702
     01-01-29     6.50         2,672,110         2,567,737
     06-01-29     6.50         6,999,999         6,731,953
     06-01-29     7.00         2,028,605         1,989,483
     02-01-30     7.50         1,471,959         1,469,648
     03-01-30     7.50         2,225,393         2,223,445
Merrill Lynch Mtge Investors
     06-15-21    7.60%       $146,829(i)          $136,172
Merrill Lynch Mtge Investors Cl D
   Series 1996-C2
     12-21-28     6.96           900,000           851,895
Total                                           76,223,528

Aerospace & defense (0.2%)
BE Aerospace
   Sr Sub Nts
     11-01-08     9.50           250,000           247,500
Compass Aerospace
   Company Guaranty Series D
     04-15-05    10.13        150,000(b)            21,000
Fairchild
   Company Guaranty
     04-15-09    10.75           350,000           280,000
Northrop-Grumman
     03-01-16     7.75           500,000           484,025
Roller Bearing
   Company Guaranty Series B
     06-15-07     9.63           500,000           445,000
Sequa
   Sr Nts
     08-01-09     9.00           250,000           242,500
Total                                            1,720,025

Airlines (0.1%)
Continental Airlines
   Series 981A
     09-15-17     6.65           947,277           873,797

Automotive & related (--%)
Aftermarket Technology
   Sr Sub Nts Series D
     08-01-04    12.00           200,000           198,000

Banks and savings & loans (0.5%)
FleetBoston Financial
     09-15-05     7.25         1,500,000         1,507,905
MBNA America Bank
   Sr Nts
     09-15-05     7.75         1,500,000         1,483,935
Union Planters Capital
   Company Guaranty
     12-15-26     8.20           400,000           347,788
Wells Fargo
   Sr Medium-term Nts Series G
     09-15-02     6.38           800,000           791,880
Total                                            4,131,508

Building materials & construction (0.1%)
Nortek
   Sr Sub Nts
     03-01-04     9.88           300,000           270,000
Pulte
   Sr Nts
     12-15-03     7.00           500,000           471,350
Total                                              741,350

Chemicals (0.6%)
Allied Waste North America
   Company Guaranty Series B
     01-01-06    7.63%          $700,000          $623,000
E.I. Du Pont De Nemours
     10-15-04     6.75         1,400,000         1,392,062
ISP Holdings
   Sr Nts Series B
     02-15-02     9.75           300,000           264,000
Lyondell Chemical
   Series A
     05-01-07     9.63           250,000           242,500
Sovereign Specialty Chemical
     03-15-10    11.88           400,000           394,000
Sterling Chemicals
   Company Guaranty Series B
     07-15-06    12.38           250,000           240,000
Waste Management
   Sr Nts
     07-15-28     7.00         1,500,000         1,229,351
Total                                            4,384,913

Communications equipment & services (0.7%)
360networks
   (U.S. Dollar) Sr Nts
     08-01-09    12.00        200,000(c)           158,000
DLJ Secured Loan Trust
   Sr Secured Ctfs
     07-09-07    11.00      1,000,000(d)         1,060,000
Dobson/Sygnet Communications
   Sr Nts
     12-15-08    12.25           250,000           249,375
Equinix
   Sr Nts
     12-01-07    13.00           675,000           536,625
Flag
   (U.S. Dollar) Sr Nts
     01-30-08     8.25        150,000(c)           124,500
KMC Telecom Holdings
   Sr Nts
     05-15-09    13.50           250,000            75,000
NTL
   Sr Nts
     10-01-10    11.88        500,000(d)           475,000
Price Communications Wireless
   Company Guaranty Series B
     12-15-06     9.13         1,000,000         1,000,000
Rural Cellular
   Sr Sub Nts Series B
     05-15-08     9.63           500,000           455,000
Spectrasite Holdings
   Zero Coupon Sr Disc Nts
     04-15-04    15.60        500,000(f)           257,500
Vialog
   Company Guaranty
     11-15-01    12.75         1,075,000         1,022,594
Total                                            5,413,594

Computers & office equipment (--%)
Globix
   Sr Nts
     02-01-10   12.50%          $250,000          $137,500

Electronics (--%)
Thomas & Betts
     01-15-06     6.50           400,000           388,472

Energy (0.7%)
AES Drax Energy
   (U.S. Dollar)
     08-30-10    11.50      125,000(c,d)           131,250
Ashland
   Medium-term Nts Series J
     08-15-05     7.83         1,500,000         1,496,808
Energy Corp of America
   Sr Sub Nts Series A
     05-15-07     9.50         1,250,000           962,500
Lodestar Holdings
   Company Guaranty
     05-15-05    11.50           500,000            80,000
Phillips Petroleum
     05-25-05     8.50         1,500,000         1,582,430
USX
     03-01-08     6.85         1,500,000         1,455,105
Total                                            5,708,093

Financial services (0.7%)
AOA Holdings LLC
   Sr Nts
     06-01-06    10.38         1,500,000         1,441,875
GenAmerica Capital
   Company Guaranty
     06-30-27     8.52        500,000(d)           470,492
LaBranche
   Sr Nts
     08-15-04     9.50           500,000           509,665
Merrill Lynch
     02-17-09     6.00         1,500,000         1,365,263
Morgan Stanley, Dean Witter, Discover & Co
     06-15-05     7.75         1,500,000         1,531,090
Total                                            5,318,385

Food (--%)
Aurora Foods
   Sr Sub Nts Series B
     02-15-07     9.88           220,000           169,400
RAB Enterprises
   Company Guaranty
     05-01-05    10.50           100,000            74,500
Total                                              243,900

Health care services (0.3%)
HCA-The Healthcare
     09-01-10     8.75           170,000           172,125
Paracelsus Healthcare
   Sr Sub Nts
     08-15-06    10.00      1,000,000(b)           410,000
Physician Sales & Service
   Company Guaranty
     10-01-07    8.50%          $600,000          $480,000
Tenet Healthcare
   Sr Sub Nts Series B
     12-01-08     8.13         1,000,000           963,750
Triad Hospitals Holdings
   Company Guaranty Series B
     05-15-09    11.00           250,000           260,625
Total                                            2,286,500

Industrial equipment & services (0.2%)
AMETEK
   Sr Nts
     07-15-08     7.20         1,500,000         1,374,450
Motor & Gears
   Sr Nts Series D
     11-15-06    10.75           250,000           242,500
Total                                            1,616,950

Insurance (0.5%)
Americo Life
   Sr Sub Nts
     06-01-05     9.25           600,000           562,500
Marsh & McLennan
   Sr Nts
     06-15-04     6.63         1,500,000         1,474,800
New England Mutual
     02-15-24     7.88        250,000(d)           243,710
Principal Mutual
     03-01-44     8.00        250,000(d)           214,178
SAFECO Capital Trust
   Company Guaranty
     07-15-37     8.07         1,000,000           791,464
SunAmerica
     08-30-05     7.34           700,000           711,263
Total                                            3,997,915

Leisure time & entertainment (0.3%)
Cinemark USA
   Sr Sub Nts Series B
     08-01-08     9.63           895,000           375,900
Horseshoe Gaming Holdings
   Company Guaranty
     06-15-07     9.38           225,000           223,875
Station Casinos
   Sr Sub Nts
     07-01-10     9.88        510,000(d)           511,275
Trump Atlantic City Assn/Funding
   1st Mtge Company Guaranty
     05-01-06    11.25           200,000           138,000
United Artists Theatres
   Series 1995A
     07-01-15     9.30           682,871           478,822
Viacom
   Company Guaranty
     07-30-10     7.70           500,000           509,805
Total                                            2,237,677

Media (0.6%)
Charter Communications Holdings LLC
   Sr Nts
     04-01-09    8.63%          $500,000          $452,500
Coaxial Communications/Phoenix
   Company Guaranty
     08-15-06    10.00           250,000           241,250
CSC Holdings
   Sr Sub Nts
     11-01-05     9.25           500,000           507,500
Golden Sky Systems
   Company Guaranty Series B
     08-01-06    12.38           500,000           540,000
Lamar Media
   Company Guaranty
     12-01-06     9.63           500,000           503,750
Paxson Communications
   Sr Sub Nts
     10-01-02    11.63         1,000,000         1,021,250
Time Warner Entertainment
     03-15-23     8.38         1,500,000         1,565,895
Turner Broadcasting
     07-01-13     8.38           250,000           266,355
Total                                            5,098,500

Metals (0.1%)
Great Lakes Acquisition
   Zero Coupon Series B
     05-15-03    19.90      1,000,000(f)           420,000
Great Lakes Carbon
   Company Guaranty Pay-in-kind Series B
     05-15-08    10.25        100,000(e)            44,000
Oregon Steel Mills
   1st Mtge
     06-15-03    11.00           200,000           148,000
Total                                              612,000

Miscellaneous (0.8%)
Actuant
   Company Guaranty
     05-01-09    13.00        120,000(d)           116,400
Argo-Tech
   Company Guaranty
     10-01-07     8.63           250,000           202,500
Bistro Trust
     12-31-02     9.50      1,000,000(d)         1,000,140
DTE Burns Harbor LLC
   Sr Nts
     01-30-03     6.57        396,340(d)           385,659
Falcon Products
   Company Guaranty Series B
     06-15-09    11.38            50,000            46,000
First Union
     08-01-05     7.55         1,500,000         1,508,069
ISG Resources
     04-15-08    10.00           835,000           642,950
Nationwide Credit
   Sr Nts Series A
     01-15-08    10.25         1,000,000           330,000
Norcal Waste Systems
   Company Guaranty Series B
     11-15-05   13.50%          $500,000          $520,000
NSM Steel
   Company Guaranty
     02-01-06    12.00      464,053(b,d)            18,562
Omega Cabinets
   Sr Sub Nts
     06-15-07    10.50           500,000           465,000
Outsourcing Solutions
   Sr Sub Nts Series B
     11-01-06    11.00         1,000,000           830,000
Poland Telecom Finance
   (U.S. Dollar) Company Guaranty Series B
     12-01-07    14.00      625,000(b,c)             6,250
Total                                            6,071,530

Multi-industry conglomerates (0.5%)
Goodrich (BF)
   Company Guaranty
     04-15-08     7.50         1,000,000           958,210
Jordan Inds
   Sr Nts Series D
     08-01-07    10.38           250,000           232,500
Prime Succession
   Sr Sub Nts
     08-15-04    10.75      1,000,000(b)           150,000
US Inds/USI America Holding
   Company Guaranty
     10-15-03     7.13         1,500,000         1,452,990
USI American Holdings
   Sr Nts Series B
     12-01-06     7.25           850,000           819,615
Total                                            3,613,315

Paper & packaging (0.3%)
Abitibi-Consolidated
   (U.S. Dollar)
     08-01-05     8.30      1,000,000(c)         1,017,260
Ball
   Company Guaranty
     08-01-08     8.25           200,000           188,000
Intl Paper
     11-15-12     5.13           250,000           189,810
Packaging Corp of America
   Company Guaranty
     04-01-09     9.63           250,000           255,625
Repap New Brunswick
   (U.S. Dollar) Sr Nts
     06-01-04     9.00        400,000(c)           416,000
Silgan Holdings
     06-01-09     9.00           250,000           212,188
Total                                            2,278,883

Restaurants & lodging (0.2%)
MGM Mirage
     02-06-08     6.88         1,000,000           902,330
   Company Guaranty
     06-01-07     9.75           435,000           451,313
Total                                            1,353,643

Retail (0.4%)
Eye Care Centers of America
   Company Guaranty
     05-01-08    9.13%          $150,000           $60,000
Kroger
   Company Guaranty
     03-01-08     7.45         1,000,000           971,870
Target
     08-15-10     7.50           750,000           745,733
Wal-Mart Stores
   Sr Nts
     08-10-09     6.88         1,500,000         1,489,755
Total                                            3,267,358

Transportation (0.1%)
American Architectural
   Company Guaranty
     12-01-07    11.75         1,000,000           207,500
Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
     06-15-04     9.25        200,000(c)            74,000
     06-15-07     9.50        170,000(c)            58,225
Hermes Europe RailTel
   (U.S. Dollar) Sr Nts
     01-15-09    10.38        300,000(c)           150,000
Total                                              489,725

Utilities -- electric (0.7%)
AES
   Sr Nts
     09-15-10     9.38           155,000           154,117
Alabama Power
   1st Mtge
     12-01-24     9.00           277,920           290,077
Cleveland Electric Illuminating
   1st Mtge Series B
     05-15-05     9.50         1,000,000         1,012,690
Connecticut Light & Power
   1st Mtge Series C
     06-01-02     7.75         1,000,000         1,007,650
Edison Intl
     09-15-04     6.88         1,500,000         1,460,520
Jersey Central Power & Light
   1st Mtge
     11-01-25     6.75         1,000,000           873,950
Salton Sea Funding
   Series C
     05-30-10     7.84           300,000           302,718
Sithe Independence Funding
   Series A
     12-30-13     9.00           150,000           152,400
Total                                            5,254,122

Utilities -- telephone (1.2%)
BellSouth Capital Funding
     02-15-30    7.88%        $1,500,000        $1,528,407
CenturyTel
   Sr Nts
     10-15-12     7.75         1,000,000           996,940
Global Crossing Holdings
   (U.S. Dollar) Sr Nts
     11-15-09     9.50        100,000(c)            95,500
Intermedia Communications
   Zero Coupon Sr Disc Nts Series B
     07-15-02     9.53        915,000(f)           759,450
McLeod USA
   Sr Nts
     02-15-09     8.13           200,000           173,000
Mountain States Telephone & Telegraph
     06-01-05     5.50            80,000            74,403
New England Telephone & Telegraph
     09-01-08     6.38            70,000            65,241
Nextel Communications
   Cv
     11-15-09     9.38           500,000           482,500
Qwest
     11-10-26     7.20           700,000           620,676
Qwest Communications Intl
   Sr Nts Series B
     11-01-08     7.50         1,000,000           989,060
Rogers Cantel
   (U.S. Dollar)
     06-01-08     9.38        450,000(c)           459,000
RSL Communications
   (U.S. Dollar) Company Guaranty
     11-15-06    12.25      1,150,000(c)           207,000
United Pan-Europe Communications
   (U.S. Dollar) Sr Nts Series B
     02-01-10    11.25        275,000(c)           209,000
     02-01-10    11.50        425,000(c)           320,875
Vodafone Group
   Company Guaranty
     05-01-08     6.65         1,000,000           956,830
Williams Communications Group
   Sr Nts
     08-01-10    11.88        250,000(d)           217,500
WorldCom
     05-15-10     8.25         1,500,000         1,553,685
Total                                            9,709,067

Total bonds
(Cost: $189,218,952)                          $181,654,140

Short-term securities (4.5%)
Issuer      Annualized            Amount          Value(a)
         yield on date        payable at
           of purchase          maturity
U.S. government agencies (3.6%)
Federal Home Loan Bank Disc Nt
     11-29-00    6.43%        $7,000,000        $6,963,911
Federal Home Loan Mtge Corp Disc Nts
     11-07-00     6.42         2,200,000         2,197,258
     11-10-00     6.41         1,100,000         1,097,923
     12-06-00     6.40         7,400,000         7,352,934
     12-26-00     6.49         4,200,000         4,157,991
Federal Natl Mtge Assn Disc Nts
     11-21-00     6.39         1,800,000         1,793,102
     12-07-00     6.42         1,600,000         1,589,036
     12-20-00     6.41         3,600,000         3,567,150
Total                                           28,719,305

Commercial paper (0.9%)
Amsterdam Funding
     12-04-00     6.55      1,000,000(g)           993,852
Associates Corp North America
     11-01-00     6.65         2,700,000         2,699,501
Preferred Receivables
     12-18-00     6.55        800,000(g)           793,077
Reed Elsevier
     11-09-00     6.49        500,000(g)           499,164
Variable Funding Capital
     11-20-00     6.52      1,800,000(g)         1,793,500
Total                                            6,779,094

Total short-term securities
(Cost: $35,506,695)                            $35,498,399

Total investments in securities
(Cost: $588,481,301)(l)                       $794,550,534
See accompanying notes to investments in securities.

IDS Life Series Fund, Inc.
Managed PortfolioNotes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Oct. 31, 2000, the value of foreign securities represented 7.06% of net assets.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.
(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(h) At Oct. 31, 2000, the cost of securities purchased, including interest purchased, on a when-issued basis was $4,933,700.
(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2000.
(j)  Negligible market value.
(k)  Identifies issues considered to be illiquid as to their  marketability
     (see Note 1 to the financial statements). Information concerning such security holdings at Oct. 31, 2000, is as follows:

     Security                               Acquisition             Cost
                                               dates
     Vialog                          11-13-97 thru 04-02-98      $59,420
(l) At Oct. 31, 2000, the cost of securities for federal income tax purposes was approximately $588,481,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $238,969,000
     Unrealized depreciation                                      (32,900,000)
     Net unrealized appreciation                                 $206,069,000

Investments in Securities
IDS Life Series Fund, Inc.
Money Market Portfolio
Oct. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. government agency (9.3%)
Issuer      Annualized            Amount          Value(a)
         yield on date        payable at
           of purchase          maturity
Federal Home Loan Bank Disc Nt
     11-17-00    6.41%        $5,600,000        $5,584,096

Total U.S. government agency
(Cost: $5,584,096)                              $5,584,096

Commercial paper (90.9%)
Issuer      Annualized            Amount          Value(a)
         yield on date        payable at
           of purchase          maturity
Automotive & related (4.5%)
DaimlerChrysler North America
     11-13-00    6.50%        $2,200,000        $2,195,241
     01-30-01     6.65           500,000           491,825
Total                                            2,687,066

Banks and savings & loans (18.0%)
Abbey Natl North America
     01-19-01     6.61           600,000           591,415
ABN Amro NA Finance
     12-15-00     6.50         1,000,000           992,117
Bank One Canada
     11-02-00     6.55         1,200,000         1,199,782
BankAmerica/Nations Bank
     01-05-01     6.65         1,800,000         1,800,000
Commerzbank U.S. Finance
     12-01-00     6.53         3,000,000         2,983,775
Deutsche Bank Financial
     01-09-01     6.63         1,100,000         1,086,190
Dresdner US Finance
     01-29-01     6.62         2,200,000         2,164,593
Total                                           10,817,872

Broker Dealers (9.8%)
Bear Stearns
     12-19-00     6.53           500,000           495,687
Goldman Sachs Group
     11-15-00     6.51           600,000           598,486
     11-16-00     6.52         1,000,000           997,292
Merrill Lynch
     01-17-01     6.62         1,400,000         1,380,446
Salomon Smith Barney
     11-08-00    6.50%        $2,400,000        $2,396,971
Total                                            5,868,882

Commercial finance (1.0%)
CAFCO
     01-11-01     6.64        600,000(b)           592,249

Communications equipment & services (7.9%)
Lucent Technologies
     12-28-00     6.53         1,900,000         1,880,566
Motorola
     12-29-00     6.54         2,900,000         2,869,771
Total                                            4,750,337

Financial services (27.2%)
AEGON Funding
     12-05-00     6.51        800,000(b)           795,112
CIT Group Holdings
     12-11-00     6.54         1,100,000         1,092,068
Delaware Funding
     11-28-00     6.53        600,000(b)           597,075
Falcon Asset
     11-30-00     6.53        600,000(b)           596,858
GMAC
     11-10-00     6.50         1,500,000         1,497,566
     01-18-01     6.63         1,600,000         1,577,328
Household Finance
     01-26-01     6.63         2,500,000         2,461,001
John Deere Capital
     01-23-01     6.63         2,500,000         2,462,361
Paccar Financial
     11-02-00     6.52         2,200,000         2,199,602
Preferred Receivables
     11-28-00     6.53        500,000(b)           497,563
Receivables Capital
     12-06-00     6.53        600,000(b)           596,214
Sheffield Receivables
     11-22-00     6.52        600,000(b)           597,725
Verizon Global Funding
     12-06-00     6.53           800,000           794,952
Windmill Funding
     01-25-01    6.62%       $600,000(b)          $590,763
Total                                           16,356,188

Food (3.3%)
Heinz (HJ)
     11-29-00     6.53         2,000,000         1,989,889

Health care (2.0%)
Glaxo Wellcome
     11-22-00     6.51      1,200,000(b)         1,195,457

Media (5.6%)
Gannett
     11-21-00     6.52      2,600,000(b)         2,590,611
Reed Elsevier
     11-02-00     6.48        800,000(b)           799,856
Total                                            3,390,467

Miscellaneous (4.0%)
Barton Capital
     12-04-00     6.54        600,000(b)           596,425
USAA Capital
     11-10-00     6.50         1,800,000         1,797,080
Total                                            2,393,505

Multi-industry conglomerates (3.3%)
GE Capital Intl Funding
     11-08-00     6.51      2,000,000(b)         1,997,472

Retail (4.3%)
May Department Stores
     11-14-00     6.53         2,600,000         2,593,888

Total commercial paper
(Cost: $54,633,272)$54,633,272

Total investments in securities
(Cost: $60,217,368)(c)                         $60,217,368
See accompanying notes to investments in securities.

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board
(c) Also represents the cost of securities for federal income tax purposes at Oct. 31, 2000.

IDS Life Series Fund, Inc.
70100 AXP Financial Center
Minneapolis, MN 55474

                                                                S-6192 P (12/00)